UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

First Trust Preferred Securities and Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Preferred Securities and Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Preferred Securities and Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Preferred Securities and Income Fund
“AT A GLANCE”
As of April 30, 2023 (Unaudited)
Fund Statistics
First Trust Preferred Securities and Income Fund	Net Asset Value (NAV)
Class A (FPEAX)	$17.76
Class C (FPECX)	$17.89
Class F (FPEFX)	$17.99
Class I (FPEIX)	$17.89
Class R3 (FPERX)	$17.68

Sector Allocation	% of Total Investments
Financials	76.0%
Energy	9.7
Utilities	5.4
Consumer Staples	3.1
Industrials	3.0
Real Estate	1.5
Communication Services	0.7
Materials	0.5
Consumer Discretionary	0.1
Total	100.0%

Country Allocation	% of Total Investments
United States	48.4%
United Kingdom	11.6
Canada	10.4
France	6.6
Bermuda	4.8
Italy	3.4
Netherlands	3.2
Australia	2.9
Multinational	2.1
Spain	2.1
Mexico	2.0
Germany	1.2
Denmark	0.9
Switzerland	0.4
Total	100.0%
Credit Quality(1)	% of Total Fixed-Income Investments
BBB+	13.1%
BBB	19.8
BBB-	33.4
BB+	15.3
BB	11.8
BB-	3.8
B+	0.5
B	0.3
C	0.0*
Not Rated	2.0
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Investments
Bank of America Corp., Series TT	2.7%
AerCap Holdings N.V.	2.2
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.	2.1
Barclays PLC	2.1
Enbridge, Inc., Series 16-A	2.1
Wells Fargo & Co., Series L	2.0
Barclays PLC	1.8
Credit Agricole S.A.	1.8
Toronto-Dominion Bank (The)	1.6
Global Atlantic Fin Co.	1.5
Total	19.9%

Dividend Distributions	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R3 Shares
Current Monthly Distribution per Share(2)	$0.0836	$0.0716	$0.0851	$0.0875	$0.0796
Current Distribution Rate on NAV(3)	5.65%	4.80%	5.68%	5.87%	5.40%
(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Most recent distribution paid through April 30, 2023. Subject to change in the future.
(3)	Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by NAV as of April 30, 2023. Subject to change in the future.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2023 (Unaudited)
Performance of a $10,000 investment
This chart compares your Fund’s Class I performance to that of the ICE BofA US Investment Grade Institutional Capital Securities Index from 10/31/2012 through 4/30/2023.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2023 (Unaudited)
Performance as of April 30, 2023
	A Shares Inception 2/25/2011		C Shares Inception 2/25/2011		F Shares Inception 3/2/2011	I Shares Inception 1/11/2011	R3 Shares Inception 3/2/2011	Blended Index* (4)(5)	CIPS* ICE BofA US Investment Grade Institutional Capital Securities Index
Cumulative Total Returns	w/o sales charge	w/max 4.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	(1.24)%	(5.69)%	(1.61)%	(2.57)%	(1.18)%	(1.11)%	(1.37)%	2.85%	6.57%
1 Year	(8.14)%	(12.27)%	(8.79)%	(9.66)%	(8.09)%	(7.90)%	(8.45)%	(4.66)%	(0.17)%
Average Annual Total Returns
5 Years	1.10%	0.17%	0.39%	0.39%	1.18%	1.36%	0.81%	1.93%	3.34%
10 Years	2.75%	2.28%	2.02%	2.02%	2.85%	3.03%	2.46%	N/A	4.06%
Since Inception	4.26%	3.87%	3.53%	3.53%	4.39%	4.62%	3.93%	N/A	5.28%
30-Day SEC Yield(6)	5.30%		4.83%		5.74%	5.85%	5.38%	N/A	N/A
* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.
(4)	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly returns of the four indices during each period shown above. At the beginning of each month the four indices are rebalanced to a 30/30/30/10 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.
(5)	Since the ICE BofA Core Plus Fixed Rate Preferred Securities Index had an inception date of March 31, 2012 and the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.
(6)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Preferred Securities and Income Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the investment sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Executive Vice President and Senior Portfolio Manager
Eric Weaver - Executive Vice President, Chief Strategist and Portfolio Manager
Angelo Graci, CFA - Executive Vice President, Head of Credit Research and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2011, except for Eric Weaver and Angelo Graci, who have served as a member of the portfolio management team since 2020 and 2022, respectively.

First Trust Preferred Securities and Income Fund
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of the First Trust Preferred Securities and Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022 - 4/30/2023 (a)	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022 - 4/30/2023 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 987.60	$ 6.85	$ 1,000.00	$ 1,017.90	$ 6.95	1.39%
Class C	$ 1,000.00	$ 983.90	$ 10.33	$ 1,000.00	$ 1,014.38	$ 10.49	2.10%
Class F	$ 1,000.00	$ 988.20	$ 6.41	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class I	$ 1,000.00	$ 988.90	$ 5.38	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Class R3	$ 1,000.00	$ 986.30	$ 8.13	$ 1,000.00	$ 1,016.61	$ 8.25	1.65%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 14.0%
	Automobiles – 0.2%
13,042	Ford Motor Co.	6.50%	08/15/62	$314,182
	Banks – 1.2%
32,003	Bank of America Corp., Series KK	5.38%	(a)	757,831
3,616	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	82,951
22,821	KeyCorp (b)	6.20%	(a)	506,626
39,626	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	940,721
4,155	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	84,513
7,519	Valley National Bancorp, Series B, 3 Mo. LIBOR + 3.58% (c)	8.91%	(a)	145,267
				2,517,909
	Capital Markets – 0.9%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	448,711
54,212	Carlyle Finance LLC	4.63%	05/15/61	1,023,522
27,468	KKR Group Finance Co., IX LLC	4.63%	04/01/61	523,815
				1,996,048
	Consumer Finance – 0.0%
2,923	Capital One Financial Corp., Series J	4.80%	(a)	56,882
	Diversified REITs – 0.3%
27,478	Global Net Lease, Inc., Series A	7.25%	(a)	608,638
	Diversified Telecommunication Services – 0.2%
39,135	Qwest Corp.	6.50%	09/01/56	521,278
	Electric Utilities – 0.8%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	578,353
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	494,516
18,460	SCE Trust IV, Series J (b)	5.38%	(a)	375,661
11,848	SCE Trust V, Series K (b)	5.45%	(a)	263,974
				1,712,504
	Financial Services – 1.3%
11,269	Apollo Asset Management, Inc., Series B	6.38%	(a)	285,331
39,795	Equitable Holdings, Inc., Series A	5.25%	(a)	854,399
63,508	Jackson Financial, Inc. (b)	8.00%	(a)	1,583,254
				2,722,984
	Gas Utilities – 0.5%
67,017	South Jersey Industries, Inc.	5.63%	09/16/79	977,443
	Independent Power & Renewable Electricity Producers – 0.2%
21,958	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	417,202
	Insurance – 5.2%
59,126	Aegon Funding Co., LLC	5.10%	12/15/49	1,314,371
73,063	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	1,684,833
36,659	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	875,417
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	81,685
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	86,720
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	537,040
2,045	Argo Group International Holdings Ltd. (b)	7.00%	(a)	49,019
10,322	Aspen Insurance Holdings Ltd.	5.63%	(a)	211,601
48,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	996,930
1,588	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	38,302
29,701	Athene Holding Ltd., Series A (b)	6.35%	(a)	644,215
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
1,656	Athene Holding Ltd., Series D	4.88%	(a)	$27,672
54,410	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,345,015
23,160	CNO Financial Group, Inc.	5.13%	11/25/60	365,696
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c)	8.05%	05/15/37	1,642,651
34,393	Lincoln National Corp., Series D	9.00%	(a)	906,943
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	188,855
3,164	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	57,996
				11,054,961
	Mortgage Real Estate Investment Trusts – 0.4%
30,561	AGNC Investment Corp., Series F (b)	6.13%	(a)	624,361
7,000	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	167,440
				791,801
	Multi-Utilities – 0.3%
410	Algonquin Power & Utilities Corp. (b)	6.88%	10/17/78	9,496
29,230	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	520,294
				529,790
	Oil, Gas & Consumable Fuels – 0.9%
3,120	Energy Transfer L.P., Series C (b)	7.38%	(a)	74,631
274	Energy Transfer L.P., Series D (b)	7.63%	(a)	6,436
53,102	Energy Transfer L.P., Series E (b)	7.60%	(a)	1,227,718
28,160	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c)	12.10%	(a)	697,523
				2,006,308
	Real Estate Management & Development – 1.2%
53,333	Brookfield Property Partners L.P., Series A	5.75%	(a)	666,662
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	154,871
53,680	Brookfield Property Partners L.P., Series A2	6.38%	(a)	745,078
57,982	Brookfield Property Preferred L.P.	6.25%	07/26/81	870,890
3,087	DigitalBridge Group, Inc., Series I	7.15%	(a)	63,284
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,372
				2,503,157
	Specialized REITs – 0.0%
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	66,037
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	184,975
43,583	United States Cellular Corp.	5.50%	06/01/70	664,641
				849,616
	Total $25 Par Preferred Securities			29,646,740
	(Cost $35,748,845)
$100 PAR PREFERRED SECURITIES – 0.2%
	Banks – 0.2%
3,500	Farm Credit Bank of Texas (b) (d)	6.75%	(a)	342,562
	(Cost $371,000)
$1,000 PAR PREFERRED SECURITIES – 2.7%
	Banks – 2.5%
1,013	Bank of America Corp., Series L	7.25%	(a)	1,199,321
3,519	Wells Fargo & Co., Series L	7.50%	(a)	4,110,298
				5,309,619

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES (Continued)
	Financial Services – 0.2%
500	Compeer Financial ACA (b) (d)	6.75%	(a)	$497,508
	Total $1,000 Par Preferred Securities			5,807,127
	(Cost $6,657,776)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 79.5%
	Banks – 41.1%
$1,400,000	Australia & New Zealand Banking Group Ltd. (b) (d) (e)	6.75%	(a)	1,351,998
1,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (e)	6.50%	(a)	1,188,759
600,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	530,010
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	911,000
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,041,425
1,600,000	Banco Santander S.A. (b) (e)	4.75%	(a)	1,249,280
2,000,000	Banco Santander S.A. (b) (e) (f)	7.50%	(a)	1,930,870
1,269,000	Bank of America Corp., Series RR (b)	4.38%	(a)	1,084,995
5,900,000	Bank of America Corp., Series TT (b)	6.13%	(a)	5,735,168
450,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	412,849
2,300,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	2,359,919
1,100,000	Barclays PLC (b) (e)	4.38%	(a)	731,414
4,084,000	Barclays PLC (b) (e)	8.00%	(a)	3,777,292
4,960,000	Barclays PLC (b) (e)	8.00%	(a)	4,356,864
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	588,777
700,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	551,180
2,100,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	1,494,990
1,440,000	BNP Paribas S.A. (b) (d) (e)	7.75%	(a)	1,378,800
1,921,000	Citigroup, Inc. (b)	3.88%	(a)	1,644,856
2,000,000	Citigroup, Inc. (b)	7.38%	(a)	1,980,000
817,000	Citigroup, Inc., Series M (b)	6.30%	(a)	773,740
2,770,000	Citigroup, Inc., Series P (b)	5.95%	(a)	2,600,387
150,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	136,155
547,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	426,660
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,359,500
1,465,000	CoBank ACB, Series K (b)	6.45%	(a)	1,384,311
600,000	Commerzbank AG (b) (e) (f)	7.00%	(a)	529,575
1,100,000	Credit Agricole S.A. (b) (d) (e)	6.88%	(a)	1,058,255
3,785,000	Credit Agricole S.A. (b) (d) (e)	8.13%	(a)	3,767,593
1,000,000	Danske Bank A.S. (b) (e) (f)	4.38%	(a)	855,747
1,050,000	Danske Bank A.S. (b) (e) (f)	7.00%	(a)	983,855
600,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	532,500
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	968,000
630,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	559,536
2,400,000	HSBC Holdings PLC (b) (e)	8.00%	(a)	2,388,000
1,130,000	ING Groep N.V. (b) (e)	5.75%	(a)	985,010
1,000,000	ING Groep N.V. (b) (e)	6.50%	(a)	925,455
200,000	ING Groep N.V. (b) (e) (f)	7.50%	(a)	182,875
3,482,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	3,176,889
200,000	JPMorgan Chase & Co., Series S (b)	6.75%	(a)	199,885
1,000,000	Lloyds Banking Group PLC (b) (e)	6.75%	(a)	921,809
2,668,406	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	2,569,915
731,000	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	694,881
2,200,000	Lloyds Banking Group PLC (b) (e)	8.00%	(a)	2,017,400
243,997	M&T Bank Corp. (b)	3.50%	(a)	161,038
87,000	M&T Bank Corp., Series F (b)	5.13%	(a)	67,705
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$200,000	NatWest Group PLC (b) (e)	6.00%	(a)	$187,980
2,100,000	NatWest Group PLC (b) (e)	8.00%	(a)	2,081,447
345,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	320,850
1,490,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	1,406,869
1,965,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,805,835
3,250,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	2,283,125
1,500,000	Societe Generale S.A. (b) (d) (e)	9.38%	(a)	1,427,850
2,800,000	Standard Chartered PLC (b) (d) (e)	4.30%	(a)	1,981,280
2,640,000	Standard Chartered PLC (b) (d) (e)	7.75%	(a)	2,563,678
3,250,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	3,318,347
400,000	Truist Financial Corp., Series P (b)	4.95%	(a)	376,840
3,300,000	UniCredit S.p.A. (b) (e) (f)	8.00%	(a)	3,204,079
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	639,794
				87,125,096
	Capital Markets – 3.3%
1,568,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	1,326,322
1,516,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	1,450,623
795,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	667,816
400,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	346,000
1,500,000	Credit Suisse Group AG (b) (e) (g) (h) (i)	5.25%	(a)	0
2,425,000	Credit Suisse Group AG (b) (e) (g) (h) (i)	6.38%	(a)	0
4,100,000	Credit Suisse Group AG (b) (e) (g) (h) (i)	7.50%	(a)	0
1,600,000	Credit Suisse Group AG (b) (e) (g) (h) (i)	9.75%	(a)	0
2,800,000	Deutsche Bank AG, Series 2020 (b) (e)	6.00%	(a)	2,099,720
1,228,000	EFG International AG (b) (e) (f)	5.50%	(a)	884,928
200,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	187,492
				6,962,901
	Construction Materials – 0.5%
1,050,000	Cemex SAB de CV (b) (d)	9.13%	(a)	1,043,964
	Consumer Finance – 1.2%
1,117,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	827,278
750,000	American Express Co. (b)	3.55%	(a)	632,010
1,652,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	1,222,708
				2,681,996
	Electric Utilities – 1.3%
320,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	257,704
761,000	Edison International, Series B (b)	5.00%	(a)	652,417
1,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	1,434,244
630,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	537,690
				2,882,055
	Energy Equipment & Services – 1.1%
1,500,000	Transcanada Trust (b)	5.50%	09/15/79	1,276,572
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,016,147
				2,292,719
	Financial Services – 3.3%
2,500,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,184,375
1,500,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	1,141,153
1,500,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	1,353,750
600,000	Compeer Financial ACA (b) (d)	4.88%	(a)	530,250

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
$1,920,000	Corebridge Financial, Inc. (b) (d)	6.88%	12/15/52	$1,741,891
				6,951,419
	Food Products – 3.1%
300,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	257,250
1,305,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,236,487
1,400,000	Land O’Lakes, Inc. (d)	7.00%	(a)	1,196,314
1,200,000	Land O’Lakes, Inc. (d)	7.25%	(a)	1,038,000
3,000,000	Land O’Lakes, Inc. (d)	8.00%	(a)	2,774,460
				6,502,511
	Insurance – 11.4%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,746,591
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	766,517
2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,695,438
2,000,000	CNP Assurances (b) (f)	4.88%	(a)	1,501,670
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,071,336
2,085,000	Enstar Finance LLC (b)	5.50%	01/15/42	1,503,862
1,000,000	Fortegra Financial Corp. (b) (g)	8.50%	10/15/57	945,000
4,027,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	3,223,286
1,770,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (d)	6.99%	02/12/47	1,446,975
1,174,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	1,191,610
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	287,004
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	1,593,423
1,000,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	807,715
560,000	Lincoln National Corp., Series C (b)	9.25%	(a)	564,900
2,341,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	2,253,245
2,460,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	2,328,844
1,000,000	QBE Insurance Group Ltd. (b) (f)	6.75%	12/02/44	992,249
301,000	QBE Insurance Group Ltd. (b) (f)	5.88%	06/17/46	289,441
				24,209,106
	Mortgage Real Estate Investment Trusts – 0.5%
400,000	Scentre Group Trust 2 (b) (d)	4.75%	09/24/80	360,540
800,000	Scentre Group Trust 2 (b) (d)	5.13%	09/24/80	676,187
				1,036,727
	Multi-Utilities – 2.2%
2,526,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,045,777
130,000	Dominion Energy, Inc., Series B (b)	4.65%	(a)	113,643
475,000	Dominion Energy, Inc., Series C (b)	4.35%	(a)	401,375
2,620,000	Sempra Energy (b)	4.13%	04/01/52	2,126,436
				4,687,231
	Oil, Gas & Consumable Fuels – 7.5%
1,308,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (c)	9.29%	01/22/78	1,128,641
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	1,926,935
1,600,000	Enbridge, Inc. (b)	7.63%	01/15/83	1,633,730
4,638,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	4,338,076
1,000,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	917,112
490,000	Energy Transfer L.P., Series B (b)	6.63%	(a)	376,221
1,852,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	1,635,026
2,125,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	1,795,625
66,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	53,957
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$1,687,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c)	7.74%	06/01/67	$1,511,702
596,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (c)	7.86%	08/16/77	567,685
130,000	Enterprise Products Operating LLC, Series E (b)	5.25%	08/16/77	112,905
				15,997,615
	Trading Companies & Distributors – 3.0%
4,910,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	4,561,423
700,000	Air Lease Corp., Series B (b)	4.65%	(a)	576,589
1,594,000	Aircastle Ltd. (b) (d)	5.25%	(a)	1,164,604
				6,302,616
	Total Capital Preferred Securities			168,675,956
	(Cost $196,659,753)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.1%
	Insurance – 2.1%
4,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (j)	7.63%	10/15/25	4,491,845
	(Cost $5,011,057)
Total Investments – 98.5%	208,964,230
(Cost $244,448,431)
Net Other Assets and Liabilities – 1.5%	3,128,036
Net Assets – 100.0%	$212,092,266

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating or variable rate security.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $57,875,816 or 27.3% of net assets.
(e)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2023, securities noted as such amounted to $58,854,003 or 27.7% of net assets. Of these securities, 5.2% originated in emerging markets, and 94.8% originated in foreign markets.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(j)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2023, this security paid all of its interest in cash.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Financial Services	$ 2,722,984	$ 1,139,730	$ 1,583,254	$ —
Gas Utilities	977,443	—	977,443	—
Insurance	11,054,961	9,055,050	1,999,911	—
Other Industry Categories*	14,891,352	14,891,352	—	—
$100 Par Preferred Securities*	342,562	—	342,562	—
$1,000 Par Preferred Securities:
Banks	5,309,619	5,309,619	—	—
Financial Services	497,508	—	497,508	—
Capital Preferred Securities:
Capital Markets	6,962,901	—	6,962,901	—**
Other Industry Categories*	161,713,055	—	161,713,055	—
Foreign Corporate Bonds and Notes*	4,491,845	—	4,491,845	—
Total Investments	$ 208,964,230	$ 30,395,751	$ 178,568,479	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
Capital Preferred Securities	$—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Capital Preferred Securities	—*
Transfers Out	—
Ending Balance at April 30, 2023
Capital Preferred Securities	—*
Total Level 3 holdings	$ —*

* Investments are valued at $0.
There was a net change of $(7,531,328) in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2023.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $244,448,431)	$ 208,964,230
Cash	449,705
Receivables:
Interest	2,655,624
Investment securities sold	680,570
Fund shares sold	346,256
Dividends	90,903
Dividend reclaims	1,888
Prepaid expenses	62,563
Total Assets	213,251,739
LIABILITIES:
Payables:
Fund shares redeemed	685,925
Investment advisory fees	135,920
Distributions	96,855
Administrative fees	92,575
Transfer agent fees	45,407
12b-1 distribution and service fees	35,747
Audit and tax fees	28,258
Custodian fees	9,458
Investment securities purchased	9,393
Shareholder reporting fees	6,230
Trustees’ fees and expenses	5,656
Registration fees	4,062
Legal fees	2,254
Financial reporting fees	732
Commitment and administrative agency fees	329
Other liabilities	672
Total Liabilities	1,159,473
NET ASSETS	$212,092,266
NET ASSETS consist of:
Paid-in capital	$ 270,669,883
Par value	118,701
Accumulated distributable earnings (loss)	(58,696,318)
NET ASSETS	$212,092,266
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $40,855,595 and 2,300,744 shares of beneficial interest issued and outstanding)	$17.76
Maximum sales charge (4.50% of offering price)	0.84
Maximum offering price to public	$18.60
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $32,784,258 and 1,832,150 shares of beneficial interest issued and outstanding)	$17.89
Class F Shares:
Net asset value and redemption price per share (Based on net assets of $634,135 and 35,250 shares of beneficial interest issued and outstanding)	$17.99
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $137,206,829 and 7,667,423 shares of beneficial interest issued and outstanding)	$17.89
Class R3 Shares:
Net asset value and redemption price per share (Based on net assets of $611,449 and 34,576 shares of beneficial interest issued and outstanding)	$17.68

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Interest	$ 6,460,940
Dividends (net of foreign withholding tax of $12,393)	1,352,251
Total investment income	7,813,191
EXPENSES:
Investment advisory fees	907,993
12b-1 distribution and/or service fees:
Class A	54,293
Class C	178,864
Class F	504
Class R3	1,763
Transfer agent fees	138,154
Administrative fees	51,310
Registration fees	32,703
Legal fees	31,899
Shareholder reporting fees	31,751
Audit and tax fees	21,724
Commitment and administrative agency fees	19,240
Custodian fees	18,450
Trustees’ fees and expenses	8,668
Financial reporting fees	4,587
Listing expense	1,525
Other	4,239
Total expenses	1,507,667
Fees waived and expenses reimbursed by the investment advisor	(20,945)
Net expenses	1,486,722
NET INVESTMENT INCOME (LOSS)	6,326,469
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(11,391,374)
Net change in unrealized appreciation (depreciation) on investments	1,909,686
NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,481,688)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,155,219)
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 6,326,469	$ 13,438,120
Net realized gain (loss)	(11,391,374)	(2,277,777)
Net change in unrealized appreciation (depreciation)	1,909,686	(54,355,497)
Net increase (decrease) in net assets resulting from operations	(3,155,219)	(43,195,154)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(1,167,532)	(2,255,861)
Class C Shares	(816,009)	(1,647,844)
Class F Shares	(18,130)	(38,661)
Class I Shares	(4,087,680)	(9,035,354)
Class R3 Shares	(18,129)	(30,813)
Total distributions to shareholders from investment operations	(6,107,480)	(13,008,533)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(11,498)
Class C shares	—	(8,398)
Class F shares	—	(197)
Class I shares	—	(45,884)
Class R3 shares	—	(161)
Total distributions to shareholders from return of capital	—	(66,138)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	55,592,454	83,021,009
Proceeds from shares reinvested	5,482,703	11,660,379
Cost of shares redeemed	(72,156,689)	(131,824,511)
Net increase (decrease) in net assets resulting from capital transactions	(11,081,532)	(37,143,123)
Total increase (decrease) in net assets	(20,344,231)	(93,412,948)
NET ASSETS:
Beginning of period	232,436,497	325,849,445
End of period	$212,092,266	$232,436,497

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class A Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 18.47	$ 22.58	$ 21.31	$ 22.07	$ 20.85	$ 22.39
Income from investment operations:
Net investment income (loss)	0.51 (a)	0.95 (a)	0.95 (a)	1.01 (a)	1.12 (a)	1.11 (a)
Net realized and unrealized gain (loss)	(0.72)	(4.12)	1.34	(0.70)	1.25	(1.50)
Total from investment operations	(0.21)	(3.17)	2.29	0.31	2.37	(0.39)
Distributions paid to shareholders from:
Net investment income	(0.50)	(0.94)	(0.92)	(0.98)	(1.12)	(1.13)
Return of capital	—	(0.00) (b)	(0.10)	(0.09)	(0.03)	(0.02)
Total distributions	(0.50)	(0.94)	(1.02)	(1.07)	(1.15)	(1.15)
Net asset value, end of period	$17.76	$18.47	$22.58	$21.31	$22.07	$20.85
Total return (c)	(1.24)%	(14.36)%	10.89%	1.53%	11.75%	(1.77)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 40,856	$ 44,713	$ 56,365	$ 43,802	$ 39,719	$ 36,262
Ratio of total expenses to average net assets	1.39% (d)	1.30%	1.33%	1.36%	1.41%	1.37%
Ratio of net expenses to average net assets	1.39% (d)	1.30%	1.33%	1.36%	1.40%	1.37%
Ratio of net investment income (loss) to average net assets	5.49% (d)	4.61%	4.22%	4.78%	5.27%	5.15%
Portfolio turnover rate	24%	30%	38%	46%	41%	33%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class C Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 18.60	$ 22.72	$ 21.43	$ 22.18	$ 20.93	$ 22.44
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.81 (a)	0.79 (a)	0.87 (a)	0.98 (a)	0.97 (a)
Net realized and unrealized gain (loss)	(0.73)	(4.15)	1.35	(0.71)	1.26	(1.50)
Total from investment operations	(0.28)	(3.34)	2.14	0.16	2.24	(0.53)
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.78)	(0.77)	(0.83)	(0.96)	(0.96)
Return of capital	—	(0.00) (b)	(0.08)	(0.08)	(0.03)	(0.02)
Total distributions	(0.43)	(0.78)	(0.85)	(0.91)	(0.99)	(0.98)
Net asset value, end of period	$17.89	$18.60	$22.72	$21.43	$22.18	$20.93
Total return (c)	(1.61)%	(14.97)%	10.11%	0.84%	11.01%	(2.37)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 32,784	$ 36,112	$ 51,756	$ 54,264	$ 57,898	$ 59,610
Ratio of total expenses to average net assets	2.10% (d)	2.02%	2.04%	2.07%	2.06%	2.02%
Ratio of net expenses to average net assets	2.10% (d)	2.02%	2.04%	2.07%	2.06%	2.02%
Ratio of net investment income (loss) to average net assets	4.77% (d)	3.89%	3.51%	4.09%	4.61%	4.50%
Portfolio turnover rate	24%	30%	38%	46%	41%	33%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class F Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 18.71	$ 22.87	$ 21.59	$ 22.32	$ 21.07	$ 22.62
Income from investment operations:
Net investment income (loss)	0.53 (a)	0.96 (a)	0.97 (a)	1.06 (a)	1.16 (a)	1.14 (a)
Net realized and unrealized gain (loss)	(0.74)	(4.16)	1.36	(0.70)	1.26	(1.52)
Total from investment operations:	(0.21)	(3.20)	2.33	0.36	2.42	(0.38)
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.96)	(0.95)	(1.02)	(1.14)	(1.15)
Return of capital	—	(0.00) (b)	(0.10)	(0.07)	(0.03)	(0.02)
Total distributions	(0.51)	(0.96)	(1.05)	(1.09)	(1.17)	(1.17)
Net asset value, end of period	$17.99	$18.71	$22.87	$21.59	$22.32	$21.07
Total return (c)	(1.18)%	(14.36)%	10.91%	1.79%	11.87%	(1.70)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 634	$ 688	$ 969	$ 993	$ 4,238	$ 7,431
Ratio of total expenses to average net assets	4.46% (d)	3.73%	3.17%	2.36%	1.65%	1.42%
Ratio of net expenses to average net assets	1.30% (d)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	5.58% (d)	4.61%	4.25%	4.83%	5.43%	5.21%
Portfolio turnover rate	24%	30%	38%	46%	41%	33%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)	Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class I Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 18.60	$ 22.72	$ 21.43	$ 22.23	$ 20.98	$ 22.49
Income from investment operations:
Net investment income (loss)	0.55 (a)	1.02 (a)	1.02 (a)	1.08 (a)	1.19 (a)	1.20 (a)
Net realized and unrealized gain (loss)	(0.73)	(4.15)	1.35	(0.76)	1.26	(1.51)
Total from investment operations	(0.18)	(3.13)	2.37	0.32	2.45	(0.31)
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.98)	(0.97)	(1.02)	(1.17)	(1.17)
Return of capital	—	(0.01)	(0.11)	(0.10)	(0.03)	(0.03)
Total distributions	(0.53)	(0.99)	(1.08)	(1.12)	(1.20)	(1.20)
Net asset value, end of period	$17.89	$18.60	$22.72	$21.43	$22.23	$20.98
Total return (b)	(1.11)%	(14.09)%	11.21%	1.63%	12.09%	(1.38)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 137,207	$ 150,234	$ 216,022	$ 190,093	$ 176,503	$ 142,161
Ratio of total expenses to average net assets	1.09% (c)	1.00%	1.03%	1.05%	1.04%	1.02%
Ratio of net expenses to average net assets	1.09% (c)	1.00%	1.03%	1.05%	1.04%	1.02%
Ratio of net investment income (loss) to average net assets	5.80% (c)	4.90%	4.51%	5.09%	5.60%	5.51%
Portfolio turnover rate	24%	30%	38%	46%	41%	33%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class R3 Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 18.40	$ 22.51	$ 21.26	$ 22.02	$ 20.81	$ 22.35
Income from investment operations:
Net investment income (loss)	0.49 (a)	0.88 (a)	0.87 (a)	0.95 (a)	1.06 (a)	1.05 (a)
Net realized and unrealized gain (loss)	(0.73)	(4.10)	1.35	(0.70)	1.24	(1.50)
Total from investment operations:	(0.24)	(3.22)	2.22	0.25	2.30	(0.45)
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.89)	(0.88)	(0.92)	(1.06)	(1.07)
Return of capital	—	(0.00) (b)	(0.09)	(0.09)	(0.03)	(0.02)
Total distributions	(0.48)	(0.89)	(0.97)	(1.01)	(1.09)	(1.09)
Net asset value, end of period	$17.68	$18.40	$22.51	$21.26	$22.02	$20.81
Total return (c)	(1.37)%	(14.67)%	10.56%	1.32%	11.44%	(2.02)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 611	$ 690	$ 738	$ 683	$ 792	$ 724
Ratio of total expenses to average net assets	4.58% (d)	4.53%	4.45%	4.20%	4.46%	4.01%
Ratio of net expenses to average net assets	1.65% (d)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	5.22% (d)	4.29%	3.90%	4.51%	5.02%	4.87%
Portfolio turnover rate	24%	30%	38%	46%	41%	33%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50%, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021. Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the FCA’s March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Group AG, 5.25%	04/08/22-06/07/22	$1,500,000	$—	$1,301,553	$—	—%
Credit Suisse Group AG, 6.38%	08/14/19-09/16/22	2,425,000	—	2,361,000	—	—
Credit Suisse Group AG, 7.50%	07/09/18-03/10/21	4,100,000	—	4,312,291	—	—
Credit Suisse Group AG, 9.75%	06/16/22-12/05/22	1,600,000	—	1,566,500	—	—
Dairy Farmers of America, Inc., 7.13%	10/04/16	300,000	85.75	310,125	257,250	0.12
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	94.50	1,000,000	945,000	0.45
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	94.75	1,338,211	1,236,487	0.58
				$12,189,680	$ 2,438,737	1.15%
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$13,008,533
Capital gains	—
Return of capital	66,138

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
As of October 31, 2022, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(12,950,587)
Net unrealized appreciation (depreciation)	(36,483,032)
Total accumulated earnings (losses)	(49,433,619)
Other	—
Paid-in capital	281,870,116
Total net assets	$232,436,497
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, for federal income tax purposes, the Fund had $12,950,587 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$244,448,431	$1,003,965	$(36,488,166)	$(35,484,201)
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
First Trust and Stonebridge have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2024 and then from exceeding 1.50% from March 1, 2024 to February 28, 2033 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on the Fund’s class level, if applicable, by First Trust and Stonebridge for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2023 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Total
$ 20,945	$ —	$ 17,559	$ 38,675	$ 41,224	$ 20,945	$ 118,403
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Value	Shares	Value
Sales:
Class A	216,724	$ 4,088,367	652,681	$ 13,057,774
Class C	114,899	2,171,920	126,015	2,655,985
Class F	207	3,939	1,457	29,653
Class I	2,554,844	49,304,254	3,262,960	67,174,343
Class R3	1,284	23,974	5,008	103,254
Total Sales	2,887,958	$ 55,592,454	4,048,121	$ 83,021,009

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Value	Shares	Value
Dividend Reinvestment:
Class A	51,795	$ 970,380	91,894	$ 1,868,039
Class C	37,635	710,634	70,762	1,448,469
Class F	507	9,628	1,106	22,811
Class I	200,303	3,780,861	405,366	8,302,927
Class R3	600	11,200	901	18,133
Total Dividend Reinvestment	290,840	$ 5,482,703	570,029	$ 11,660,379
Redemptions:
Class A	(388,512)	$ (7,266,650)	(820,280)	$ (16,722,017)
Class C	(261,596)	(4,926,157)	(533,545)	(10,987,572)
Class F	(2,266)	(43,095)	(8,113)	(162,559)
Class I	(3,162,895)	(59,834,408)	(5,099,823)	(103,927,524)
Class R3	(4,805)	(86,379)	(1,198)	(24,839)
Total Redemptions	(3,820,074)	$ (72,156,689)	(6,462,959)	$ (131,824,511)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2023, were $52,855,879 and $63,971,451, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 1, 2023, the commitment amount was $305 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2023 (Unaudited)
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day.  Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust/Confluence
Small Cap Value Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust/Confluence Small Cap Value Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust/Confluence Small Cap Value Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE”
As of April 30, 2023 (Unaudited)
Fund Statistics
First Trust/Confluence Small Cap Value Fund	Net Asset Value (NAV)
Class A (FOVAX)	$ 27.41
Class C (FOVCX)	$ 22.96
Class I (FOVIX)	$ 28.68

Sector Allocation	% of Total Investments
Industrials	33.7%
Financials	23.1
Consumer Staples	15.7
Consumer Discretionary	8.0
Utilities	6.7
Information Technology	5.2
Energy	3.5
Real Estate	2.6
Materials	1.5
Total	100.0%
Top Ten Holdings	% of Total Investments
Spectrum Brands Holdings, Inc.	5.6%
AZEK (The) Co., Inc.	5.4
Hayward Holdings, Inc.	5.0
Brown & Brown, Inc.	4.2
BRP Group, Inc., Class A	3.8
Hagerty, Inc., Class A	3.7
John Bean Technologies Corp.	3.6
Edgewell Personal Care Co.	3.6
Northwest Natural Holding Co.	3.5
Stewart Information Services Corp.	3.4
Total	41.8%

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE” (Continued)
As of April 30, 2023 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Russell 2000® Value Index and the Russell 2000® Index from 10/31/2012 through 4/30/2023.

Performance as of April 30, 2023
	Class A Inception 2/24/2011		Class C Inception 3/2/2011		Class I Inception 1/11/2011	R2000V*	R2000*
Cumulative Total Returns	w/o sales charge	w/max 5.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges
6 Months	1.56%	-4.03%	1.21%	0.33%	1.67%	(6.72)%	(3.45)%
1 Year	-2.88%	-8.22%	-3.59%	-4.42%	-2.64%	(7.99)%	(3.65)%
Average Annual Total Returns
5 Years	1.28%	0.14%	0.57%	0.57%	1.66%	3.66%	4.15%
10 Years	6.40%	5.80%	5.59%	5.59%	6.65%	6.96%	7.88%
Since Inception	6.83%	6.34%	5.70%	5.70%	7.13%	7.42%	8.17%
* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

Portfolio Management
First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust/Confluence Small Cap Value Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Confluence Investment Management LLC, a registered investment advisor (“Confluence” or the “Sub-Advisor”), located in St. Louis, Missouri, serves as the sub-advisor to the Fund. The investment professionals at Confluence have an average of over 20 years of portfolio management experience each. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.
Portfolio Management Team
Mark Keller, CFA - Chief Executive Officer and Chief Investment Officer of Confluence
Daniel Winter, CFA - Senior Vice President and Chief Investment Officer - Value Equity of Confluence
Thomas Dugan, CFA - Vice President and Portfolio Manager of Confluence
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mark Keller and Daniel Winter have served as a part of the portfolio management team of the Fund since 2011. Thomas Dugan has served as a part of the portfolio management team of the Fund since 2015.

First Trust/Confluence Small Cap Value Fund
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of the First Trust/Confluence Small Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022 - 4/30/2023 (a)	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022 - 4/30/2023 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,015.60	$ 8.00	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%
Class C	$ 1,000.00	$ 1,012.10	$ 11.72	$ 1,000.00	$ 1,013.14	$ 11.73	2.35%
Class I	$ 1,000.00	$ 1,016.70	$ 6.75	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.5%
	Air Freight & Logistics – 3.2%
8,022	Forward Air Corp.	$846,401
	Automobiles – 3.1%
14,208	Winnebago Industries, Inc.	826,053
	Beverages – 2.9%
7,750	MGP Ingredients, Inc.	764,770
	Building Products – 9.7%
48,986	AZEK (The) Co., Inc. (a)	1,329,480
101,935	Hayward Holdings, Inc. (a)	1,227,297
		2,556,777
	Capital Markets – 2.4%
3,560	Morningstar, Inc.	634,784
	Chemicals – 1.4%
18,934	Mativ Holdings, Inc.	366,752
	Electrical Equipment – 2.9%
22,425	Allied Motion Technologies, Inc.	771,869
	Electronic Equipment, Instruments & Components – 1.9%
21,943	FARO Technologies, Inc. (a)	512,369
	Energy Equipment & Services – 3.2%
37,837	Core Laboratories N.V.	851,711
	Financial Services – 5.1%
27,876	Cannae Holdings, Inc. (a)	508,458
35,380	I3 Verticals, Inc., Class A (a)	822,585
		1,331,043
	Food Products – 3.2%
5,558	J&J Snack Foods Corp.	851,486
	Gas Utilities – 3.3%
18,320	Northwest Natural Holding Co.	860,307
	Ground Transportation – 3.0%
38,555	Marten Transport Ltd.	778,425
	Household Products – 5.3%
20,798	Spectrum Brands Holdings, Inc.	1,383,067
	Insurance – 14.2%
16,043	Brown & Brown, Inc.	1,033,009
37,401	BRP Group, Inc., Class A (a)	942,131
91,625	Hagerty, Inc., Class A (a)	917,166
20,450	Stewart Information Services Corp.	851,743
		3,744,049
	IT Services – 3.0%
12,009	Perficient, Inc. (a)	779,624
Shares	Description	Value

	Leisure Products – 1.9%
55,162	American Outdoor Brands, Inc. (a)	$493,148
	Machinery – 12.8%
61,406	Gates Industrial Corp. PLC (a)	827,139
8,181	John Bean Technologies Corp.	889,356
4,530	Kadant, Inc.	841,810
3,527	RBC Bearings, Inc. (a)	800,664
		3,358,969
	Personal Care Products – 3.3%
20,080	Edgewell Personal Care Co.	876,894
	Real Estate Management & Development – 1.3%
17,400	RE/MAX Holdings, Inc., Class A	335,994
	Textiles, Apparel & Luxury Goods – 2.4%
25,152	Movado Group, Inc.	644,394
	Water Utilities – 3.0%
10,514	SJW Group	798,223
	Total Common Stocks	24,367,109
	(Cost $21,210,292)
REAL ESTATE INVESTMENT TRUSTS – 1.1%
	Specialized REITs – 1.1%
9,653	Rayonier, Inc.	302,718
	(Cost $135,543)
	Total Investments – 93.6%	24,669,827
	(Cost $21,345,835)
	Net Other Assets and Liabilities – 6.4%	1,673,774
	Net Assets – 100.0%	$26,343,601

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,367,109	$ 24,367,109	$ —	$ —
Real Estate Investment Trusts*	302,718	302,718	—	—
Total Investments	$ 24,669,827	$ 24,669,827	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $21,345,835)	$ 24,669,827
Cash	1,724,179
Receivables:
Fund shares sold	22,208
Dividends	10,199
Prepaid expenses	48,807
Total Assets	26,475,220
LIABILITIES:
Payables:
Fund shares redeemed	35,270
Audit and tax fees	27,304
Transfer agent fees	17,092
Administrative fees	13,247
Custodian fees	11,488
Investment advisory fees	8,364
Registration fees	6,200
Trustees’ fees and expenses	4,453
Shareholder reporting fees	3,574
Commitment and administrative agency fees	1,328
12b-1 distribution and service fees	1,181
Financial reporting fees	715
Other liabilities	1,403
Total Liabilities	131,619
NET ASSETS	$26,343,601
NET ASSETS consist of:
Paid-in capital	$ 23,042,490
Par value	9,292
Accumulated distributable earnings (loss)	3,291,819
NET ASSETS	$26,343,601
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $3,281,326 and 119,715 shares of beneficial interest issued and outstanding)	$27.41
Maximum sales charge (5.50% of offering price)	1.60
Maximum offering price to public	$29.01
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $618,241 and 26,926 shares of beneficial interest issued and outstanding)	$22.96
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $22,444,034 and 782,561 shares of beneficial interest issued and outstanding)	$28.68
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $128)	$ 206,959
Interest	18,331
Total investment income	225,290
EXPENSES:
Investment advisory fees	136,307
Transfer agent fees	44,791
Administrative fees	26,213
Audit and tax fees	21,387
Commitment and administrative agency fees	16,364
Shareholder reporting fees	14,545
Registration fees	12,513
Trustees’ fees and expenses	8,809
12b-1 distribution and/or service fees:
Class A	4,043
Class C	3,282
Financial reporting fees	4,569
Legal fees	3,284
Listing expense	1,189
Custodian fees	670
Other	2,076
Total expenses	300,042
Fees waived and expenses reimbursed by the investment advisor	(108,672)
Net expenses	191,370
NET INVESTMENT INCOME (LOSS)	33,920
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(27,651)
Net change in unrealized appreciation (depreciation) on investments	419,912
NET REALIZED AND UNREALIZED GAIN (LOSS)	392,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 426,181

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 33,920	$ (81,286)
Net realized gain (loss)	(27,651)	3,196,030
Net change in unrealized appreciation (depreciation)	419,912	(9,687,557)
Net increase (decrease) in net assets resulting from operations	426,181	(6,572,813)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(356,896)	(38,305)
Class C Shares	(89,342)	(15,999)
Class I Shares	(2,674,023)	(348,176)
Total distributions to shareholders from investment operations	(3,120,261)	(402,480)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	3,139,205	4,875,411
Proceeds from shares reinvested	3,103,810	399,634
Cost of shares redeemed	(4,870,922)	(22,221,842)
Net increase (decrease) in net assets resulting from capital transactions	1,372,093	(16,946,797)
Total increase (decrease) in net assets	(1,321,987)	(23,922,090)
NET ASSETS:
Beginning of period	27,665,588	51,587,678
End of period	$26,343,601	$27,665,588
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class A Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 30.64	$ 37.10	$ 26.75	$ 30.95	$ 33.98	$ 34.48
Income from investment operations:
Net investment income (loss) (a)	0.01	(0.14)	(0.16)	(0.10)	(0.08)	(0.20)
Net realized and unrealized gain (loss)	0.41	(5.97)	10.51	(4.10)	0.83	1.63
Total from investment operations	0.42	(6.11)	10.35	(4.20)	0.75	1.43
Distributions paid to shareholders from:
Net realized gain	(3.65)	(0.35)	—	—	(3.78)	(1.93)
Net asset value, end of period	$27.41	$30.64	$37.10	$26.75	$30.95	$33.98
Total return (b)	1.56%	(16.65)%	38.69%	(13.57)%	4.77%	4.16%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,281	$ 3,164	$ 4,381	$ 3,326	$ 8,612	$ 6,692
Ratio of total expenses to average net assets	2.80% (c)	2.61%	2.41%	2.69%	2.66%	2.71%
Ratio of net expenses to average net assets	1.60% (c)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	0.06% (c)	(0.42)%	(0.45)%	(0.34)%	(0.28)%	(0.56)%
Portfolio turnover rate	7%	17%	16%	18%	25%	35%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class C Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 26.34	$ 32.19	$ 23.29	$ 27.30	$ 30.61	$ 31.47
Income from investment operations:
Net investment income (loss) (a)	(0.09)	(0.35)	(0.37)	(0.26)	(0.27)	(0.42)
Net realized and unrealized gain (loss)	0.36	(5.15)	9.27	(3.75)	0.74	1.49
Total from investment operations	0.27	(5.50)	8.90	(4.01)	0.47	1.07
Distributions paid to shareholders from:
Net realized gain	(3.65)	(0.35)	—	—	(3.78)	(1.93)
Net asset value, end of period	$22.96	$26.34	$32.19	$23.29	$27.30	$30.61
Total return (b)	1.21%	(17.27)%	38.21%	(14.65)%	4.33%	3.34%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 618	$ 664	$ 1,488	$ 1,811	$ 2,671	$ 3,621
Ratio of total expenses to average net assets	6.30% (c)	4.76%	3.76%	4.06%	3.87%	3.69%
Ratio of net expenses to average net assets	2.35% (c)	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets	(0.71)% (c)	(1.18)%	(1.19)%	(1.05)%	(1.03)%	(1.31)%
Portfolio turnover rate	7%	17%	16%	18%	25%	35%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class I Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 31.85	$ 38.47	$ 27.63	$ 31.76	$ 34.65	$ 35.07
Income from investment operations:
Net investment income (loss) (a)	0.05	(0.06)	(0.08)	(0.03)	(0.01)	(0.11)
Net realized and unrealized gain (loss)	0.43	(6.21)	10.92	(4.10)	0.90	1.62
Total from investment operations	0.48	(6.27)	10.84	(4.13)	0.89	1.51
Distributions paid to shareholders from:
Net realized gain	(3.65)	(0.35)	—	—	(3.78)	(1.93)
Net asset value, end of period	$28.68	$31.85	$38.47	$27.63	$31.76	$34.65
Total return (b)	1.67%	(16.45)%	39.23%	(13.00)%	5.14%	4.30%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 22,444	$ 23,838	$ 45,719	$ 29,487	$ 15,747	$ 11,302
Ratio of total expenses to average net assets	2.00% (c)	1.79%	1.65%	1.96%	2.22%	2.33%
Ratio of net expenses to average net assets	1.35% (c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.30% (c)	(0.16)%	(0.21)%	(0.11)%	(0.02)%	(0.29)%
Portfolio turnover rate	7%	17%	16%	18%	25%	35%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.

See Notes to Financial Statements

Notes to Financial Statements
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of U.S. listed companies with small market capitalizations (“Small-Cap Companies”) at the time of investment that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold REITs. Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$—
Capital gains	402,480
Return of capital	—
As of October 31, 2022, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	3,117,098
Total undistributed earnings	3,117,098
Accumulated capital and other losses	(33,220)
Net unrealized appreciation (depreciation)	2,904,080
Total accumulated earnings (losses)	5,987,958
Other	(2,059)
Paid-in capital	21,679,689
Total net assets	$27,665,588
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the Fund had no non-expiring net capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund incurred and elected to defer net ordinary losses of $33,220.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$21,345,835	$5,145,417	$(1,821,425)	$3,323,992
E. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Confluence serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust and Confluence have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2024 and then from exceeding 1.70% from March 1, 2024 to February 28, 2033 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Confluence are subject to recovery on the Fund’s class level, if applicable, by First Trust and Confluence for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2023 and the expenses borne by First Trust and Confluence subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2020	Year Ended October 31, 2021	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Total
$ 108,672	$ —	$ 108,278	$ 193,717	$ 206,310	$ 108,672	$ 616,977
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Value	Shares	Value
Sales:
Class A	21,433	$ 639,878	27,684	$ 918,435
Class C	2,388	58,013	3,140	97,104
Class I	81,674	2,441,314	110,509	3,859,872
Total Sales	105,495	$ 3,139,205	141,333	$ 4,875,411
Dividend Reinvestment:
Class A	12,949	$ 349,645	1,021	$ 37,512
Class C	3,940	89,342	486	15,466
Class I	94,430	2,664,823	9,089	346,656
Total Dividend Reinvestment	111,319	$ 3,103,810	10,596	$ 399,634
Redemptions:
Class A	(17,948)	$ (534,242)	(43,526)	$ (1,452,775)
Class C	(4,610)	(115,046)	(24,631)	(696,835)
Class I	(141,938)	(4,221,634)	(559,770)	(20,072,232)
Total Redemptions	(164,496)	$ (4,870,922)	(627,927)	$ (22,221,842)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2023, were $1,844,855 and $4,113,139, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 1, 2023, the commitment amount was $305 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2023 (Unaudited)
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Short Duration
High Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Short Duration High Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Short Duration High Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
 It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
 As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
 From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
 Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Short Duration High Income Fund
“AT A GLANCE”
As of April 30, 2023 (Unaudited)
Fund Statistics
First Trust Short Duration High Income Fund	Net Asset Value (NAV)
Class A (FDHAX)	$17.88
Class C (FDHCX)	$17.87
Class I (FDHIX)	$17.88

Credit Quality(1)	% of Senior Loans and other Debt Securities(2)
BBB	0.3%
BBB-	9.4
BB+	4.4
BB	2.4
BB-	10.1
B+	17.5
B	26.2
B-	15.8
CCC+	12.9
CCC	0.5
Not Rated	0.5
Total	100.0%

Top 10 Issuers	% of Senior Loans and other Securities(2)
HUB International Ltd.	4.6%
Verscend Technologies, Inc. (Cotiviti)	4.4
SS&C Technologies Holdings, Inc.	4.1
Internet Brands, Inc. (Web MD/MH Sub I, LLC)	3.9
Charter Communications Operating, LLC	3.9
AssuredPartners, Inc.	3.8
SBA Senior Finance II, LLC	3.5
PG&E Corp.	3.4
Zelis Payments Buyer, Inc.	2.8
Cablevision (aka CSC Holdings, LLC)	2.7
Total	37.1%
Industry Classification	% of Senior Loans and Other Securities(2)
Software	21.2%
Insurance	13.7
Media	11.5
Health Care Technology	11.2
Health Care Providers & Services	8.4
Containers & Packaging	4.5
Hotels, Restaurants & Leisure	4.5
Wireless Telecommunication Services	3.5
Electric Utilities	3.4
Diversified Telecommunication Services	2.7
Commercial Services & Supplies	2.3
Professional Services	1.9
Building Products	1.7
Capital Markets	1.3
Health Care Equipment & Supplies	1.1
Specialty Retail	1.0
Diversified Financial Services	1.0
Machinery	0.9
Trading Companies & Distributors	0.8
Electronic Equipment, Instruments & Components	0.8
Pharmaceuticals	0.6
Beverages	0.5
Diversified Consumer Services	0.4
IT Services	0.4
Automobile Components	0.3
Food Staples & Retailing	0.3
Aerospace & Defense	0.1
Entertainment	0.0*
Life Sciences Tools & Services	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Dividend Distributions	A Shares	C Shares	I Shares
Current Monthly Distribution per Share(3)	$ 0.0963	$ 0.0851	$ 0.1000
Current Distribution Rate on NAV(4)	6.46%	5.71%	6.71%
(1)	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Percentages are based on long-term positions. Money market funds are excluded.
(3)	Most recent distribution paid through April 30, 2023. Subject to change in the future.
(4)	Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by NAV as of April 30, 2023. Subject to change in the future.

First Trust Short Duration High Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2023 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the ICE BofA US High Yield Constrained Index, the Morningstar® LSTA® US Leveraged Loan Index and the Blended Index(5).

(5)	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the Morningstar® LSTA® US Leveraged Loan Index returns. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

First Trust Short Duration High Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2023 (Unaudited)
Performance as of April 30, 2023
	A Shares Inception 11/1/2012(6)		C Shares Inception 11/1/2012(7)		I Shares Inception 11/1/2012(8)	Blended Index*	HUC0*	SPBDAL*
Cumulative Total Returns	w/o sales charge	w/max 3.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charge	w/o sales charge	w/o sales charge
6 Months	4.12%	0.49%	3.74%	2.74%	4.22%	6.11%	5.84%	5.94%
1 Year	(0.58)%	(4.06)%	(1.33)%	(2.27)%	(0.35)%	2.52%	1.01%	3.35%
Average Annual Total Returns
5 Years	2.23%	1.50%	1.47%	1.47%	2.48%	3.51%	3.09%	3.75%
10 Years	2.80%	2.43%	2.03%	2.03%	3.06%	3.92%	3.93%	3.81%
Since Inception	3.24%	2.89%	2.47%	2.47%	3.50%	4.26%	4.42%	4.00%
30-Day SEC Yield(9)	7.34%		6.85%		7.89%	N/A	N/A	N/A
* Since inception return is based on inception date of the Fund.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.
(6)	On January 3, 2023, the fair value methodology used to value the senior loan investments held by the Fund was changed. Prior to that date, the senior loans were valued using the bid side price provided by a pricing service. After such date, the senior loans were valued using the midpoint between the bid and ask price provided by a pricing service. The change in the Fund’s fair value methodology on January 3, 2023, resulted in a one-time increase in the Fund’s Class A net asset value of approximately $0.049 per share on that date, which represented a positive impact on the Fund’s Class A performance of 0.28%. Without the change to the pricing methodology, the performance of the Fund without sales charge would have been 3.84%, -0.85%, 2.17%, 2.77%, and 3.21%, in the six months, one-year, five-year, ten-year and since Fund inception periods ended April 30, 2023, respectively. Without the change to the pricing methodology, the performance of the Fund with sales charge would have been 0.22%, -4.33%, 1.44%, 2.41%, and 2.86%, in the six months, one-year, five-year, ten-year and since Fund inception periods ended April 30, 2023, respectively.
(7)	On January 3, 2023, the fair value methodology used to value the senior loan investments held by the Fund was changed. Prior to that date, the senior loans were valued using the bid side price provided by a pricing service. After such date, the senior loans were valued using the midpoint between the bid and ask price provided by a pricing service. The change in the Fund’s fair value methodology on January 3, 2023, resulted in a one-time increase in the Fund’s Class C net asset value of approximately $0.048 per share on that date, which represented a positive impact on the Fund’s Class C performance of 0.27%. Without the change to the pricing methodology, the performance of the Fund without sales charge would have been 3.45%, -1.60%, 1.42%, 2.00%, and 2.44% in the six months, one-year, five-year, ten-year and since Fund inception periods ended April 30, 2023, respectively. Without the change to the pricing methodology, the performance of the Fund with sales charge would have been 2.45%, -2.54%, 1.42%, 2.00%, and 2.44%, in the six months, one-year, five-year, ten-year and since Fund inception periods ended April 30, 2023, respectively.
(8)	On January 3, 2023, the fair value methodology used to value the senior loan investments held by the Fund was changed. Prior to that date, the senior loans were valued using the bid side price provided by a pricing service. After such date, the senior loans were valued using the midpoint between the bid and ask price provided by a pricing service. The change in the Fund’s fair value methodology on January 3, 2023, resulted in a one-time increase in the Fund’s Class I net asset value of approximately $0.052 per share on that date, which represented a positive impact on the Fund’s Class I performance of 0.30%. Without the change to the pricing methodology, the performance of the Fund on a NAV basis would have been 3.94%, -0.62%, 2.42%, 3.03%, and 3.47%, in the six months, one-year, five-year, ten-year and since Fund inception periods ended April 30, 2023, respectively.
(9)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2023, the First Trust Leveraged Finance Team managed or supervised approximately $5.7 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, and four exchange-traded funds on behalf of retail and institutional clients.
Portfolio Management Team
William Housey, CFA – Managing Director of Fixed Income and Senior Portfolio Manager
Jeffrey Scott, CFA – Senior Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the First Trust Short Duration High Income Fund (the “Fund”). Mr. Housey has served as a part of the portfolio management team of the Fund since 2012, while Mr. Scott has served as part of the portfolio management team of the Fund since 2020.

First Trust Short Duration High Income Fund
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of the First Trust Short Duration High Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022 - 4/30/2023 (a)	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022 - 4/30/2023 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,041.20	$ 6.83	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class C	$ 1,000.00	$ 1,037.40	$ 10.61	$ 1,000.00	$ 1,014.38	$ 10.49	2.10%
Class I	$ 1,000.00	$ 1,042.20	$ 5.47	$ 1,000.00	$ 1,019.44	$ 5.41	1.08%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Short Duration High Income Fund
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 63.7%
	Application Software – 12.7%
$152,473	ConnectWise, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.52%	09/30/28	$148,376
843,613	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	8.27%	07/30/27	834,325
1,623,981	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. SOFR + 4.00%, 0.75% Floor	9.00%	10/01/27	1,569,180
830,444	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	9.02%	12/01/27	824,045
423,272	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	8.52%	07/01/24	421,111
119,251	Informatica Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	7.81%	10/29/28	119,132
1,229,609	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	8.77%	09/15/24	1,225,612
1,035,284	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. SOFR + 6.25%, 0.00% Floor	11.23%	02/23/29	964,538
1,442,453	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.77%	09/13/24	1,438,544
23,423	ION Trading Technologies Limited, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	9.91%	04/01/28	22,670
1,406,071	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	9.77%	08/31/27	870,006
826,282	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. SOFR + 3.75%, 0.50% Floor	8.65%	02/28/29	781,134
133,119	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	7.95%	07/19/28	132,121
801,423	Open Text Corporation (GXS), New Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.58%	01/31/30	801,924
432,264	Open Text Corporation (GXS), Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.77%	05/30/25	432,804
353,983	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	11.52%	04/22/29	332,856
701,894	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	8.02%	04/24/28	682,813
1,174,621	SolarWinds Holdings, Inc., Extended Term Loan B, 1 Mo. SOFR + 4.00%, 0.00% Floor	8.98%	02/17/27	1,174,991
67,968	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. SOFR + 3.25%, 0.50% Floor	8.27%	05/03/26	66,292
				12,842,474
	Asset Management & Custody Banks – 1.2%
773,048	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.77%	04/07/28	749,231
494,486	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. LIBOR + 6.75%, 0.00% Floor	11.77%	07/20/26	464,352
				1,213,583
	Auto Parts & Equipment – 0.2%
204,701	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	8.27%	04/30/26	204,552
	Broadcasting – 1.4%
104,437	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. SOFR + 2.75%, 0.75% Floor	7.85%	01/07/28	100,376
911,103	Gray Television, Inc., Term Loan E, 1 Mo. SOFR + 2.50%, 0.00% Floor	7.42%	01/02/26	903,227
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting (Continued)
$406,621	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.52%	09/19/26	$406,326
48,481	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	7.77%	03/15/24	48,567
				1,458,496
	Building Products – 0.1%
100,982	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	8.37%	02/28/29	91,894
	Cable & Satellite – 1.4%
837,122	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	7.20%	07/17/25	801,021
1,579	Charter Communications Operating, LLC, Term Loan B1, 1 Mo. SOFR + 1.75%, 0.00% Floor	6.73%	04/30/25	1,578
602,267	Charter Communications Operating, LLC, Term Loan B1, 3 Mo. SOFR + 1.75%, 0.00% Floor	6.80%	04/30/25	602,102
				1,404,701
	Casinos & Gaming – 0.5%
470,144	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	8.98%	01/27/29	458,393
82,497	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	8.42%	04/04/29	81,414
				539,807
	Commercial Printing – 0.2%
167,976	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. SOFR + 5.00%, 0.50% Floor	10.08%	10/29/28	165,885
	Education Services – 0.1%
64,032	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.56%	08/02/28	62,792
	Electric Utilities – 3.1%
3,121,226	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	8.06%	06/23/25	3,123,457
	Electronic Equipment & Instruments – 0.7%
276,471	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	8.27%	11/03/28	268,803
494,887	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.96%	08/20/25	429,144
				697,947
	Environmental & Facilities Services – 0.7%
674,790	GFL Environmental, Inc., Extended Term Loan B, 3 Mo. SOFR + 3.00%, 0.50% Floor	8.15%	05/31/27	676,150
	Food Distributors – 0.3%
285,817	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	7.02%	08/31/26	285,505
	Health Care Equipment – 0.0%
32,939	Embecta Corp., Initial Term Loan, 6 Mo. SOFR + 3.00%, 0.50% Floor	7.79%	03/31/29	32,524

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities – 0.2%
$188,371	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.52%	08/24/28	$188,253
	Health Care Services – 2.3%
934,403	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	8.40%	12/23/27	883,305
340,224	Aveanna Healthcare, LLC, 2021 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	8.70%	07/15/28	294,879
774,951	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	8.27%	09/30/28	771,367
198,307	DaVita, Inc., Term Loan B, 1 Mo. SOFR + 1.75%, 0.00% Floor	6.85%	08/12/26	196,788
218,803	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor	8.10%	10/29/28	216,940
				2,363,279
	Health Care Supplies – 0.9%
990,000	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	8.27%	10/21/28	962,295
	Health Care Technology – 9.5%
1,744,358	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.46%	02/15/29	1,640,316
436,105	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	9.27%	12/16/25	415,050
326,751	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. SOFR + 3.75%, 0.00% Floor	8.90%	08/01/26	326,867
846,277	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. SOFR + 3.25%, 0.75% Floor	8.35%	03/10/28	821,679
459,607	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	9.02%	10/23/26	459,248
3,388,703	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	9.02%	08/27/25	3,389,771
2,615,864	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.52%	09/30/26	2,607,140
				9,660,071
	Hotels, Resorts & Cruise Lines – 0.3%
265,650	Four Seasons Holdings, Inc., New Term Loan B, 1 Mo. SOFR + 3.25%, 0.50% Floor	8.23%	11/30/29	266,717
	Industrial Machinery – 0.8%
98,363	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.52%	10/21/28	97,546
311,888	Filtration Group Corp., Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	8.02%	03/29/25	311,888
435,898	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	8.60%	07/31/27	426,182
				835,616
	Insurance Brokers – 7.4%
1,486,869	Alliant Holdings I, LLC, Term Loan B-5, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.38%	11/06/27	1,476,647
246,737	AmWINS Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo. SOFR + 2.75%, 0.75% Floor	7.83%	02/19/28	246,120
331,550	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.52%	02/13/27	326,992
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$346,459	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.48%	02/13/27	$340,975
493,623	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.52%	02/12/27	486,013
854,673	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	8.02%	01/27/27	849,331
81,868	BroadStreet Partners, Inc., Term Loan B-3, 1 Mo. SOFR + 4.00%, 0.00% Floor	8.99%	01/26/29	81,305
1,250,550	HUB International Limited, Initial Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	8.02%	04/25/25	1,249,612
3,291	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	8.16%	04/25/25	3,288
1,437,951	HUB International Limited, New Term Loan B-3, 1 Mo. LIBOR + 3.25%, 0.75% Floor	8.23%	04/25/25	1,437,297
3,687	HUB International Limited, New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	8.41%	04/25/25	3,685
207,173	HUB International Limited, Term Loan B4, 3 Mo. SOFR + 4.00%, 0.75% Floor	8.73%	11/10/29	207,021
130,492	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. SOFR + 3.00%, 0.75% Floor	8.08%	09/01/27	130,464
660,690	USI, Inc. (fka Compass Investors, Inc.), 2022 New Term Loan, 3 Mo. SOFR + 3.75%, 0.50% Floor	8.65%	11/30/29	660,093
				7,498,843
	Integrated Telecommunication Services – 2.0%
1,089,087	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	8.95%	01/31/26	1,052,331
262,902	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.86%	08/14/26	255,755
280,342	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. SOFR + 4.25%, 0.50% Floor	9.23%	03/09/27	233,671
531,240	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	8.02%	03/09/27	433,547
				1,975,304
	Managed Health Care – 0.4%
461,462	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	9.20%	08/31/28	397,628
	Metal & Glass Containers – 2.5%
2,510,491	Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.64%	07/01/26	2,507,855
	Office Services & Supplies – 1.1%
1,075,276	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	8.27%	02/08/26	1,075,109
	Paper Packaging – 0.9%
72,463	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	8.02%	08/04/27	72,171
430,139	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. SOFR + 3.25%, 0.00% Floor	8.35%	02/05/26	429,575
284,585	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. SOFR + 3.25%, 0.50% Floor	8.35%	09/20/28	282,149

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper Packaging (Continued)
$130,405	Reynolds Consumer Products, LLC, Initial Term Loan, 1 Mo. SOFR + 1.75%, 0.00% Floor	6.83%	02/04/27	$129,256
				913,151
	Pharmaceuticals – 0.5%
87,449	IQVIA, Inc. (Quintiles), Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.77%	06/11/25	87,410
982	Mallinckrodt International Finance S.A., 2017 Replacement Term Loan, 3 Mo. LIBOR + 5.25%, 0.75% Floor	10.20%	09/30/27	704
475,293	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	8.27%	11/15/28	467,838
				555,952
	Property & Casualty Insurance – 0.2%
252,668	Sedgewick Claims Management Services, Inc., Term Loan B, 1 Mo. SOFR + 3.75%, 0.00% Floor	8.73%	02/24/28	250,282
	Research & Consulting Services – 1.8%
1,551,593	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	8.02%	10/31/26	1,551,352
107,518	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.56%	06/02/28	96,757
145,259	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.52%	05/26/26	144,170
				1,792,279
	Restaurants – 1.6%
622,619	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.77%	11/14/26	617,610
1,027,243	IRB Holding Corp. (Arby’s/Inspire Brands), 2022 Replacement Term B Loan, 1 Mo. SOFR + 3.00%, 0.75% Floor	8.08%	12/15/27	1,012,225
				1,629,835
	Soft Drinks – 0.4%
486,424	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), 1st Lien Term Loan, 3 Mo. SOFR + 3.25%, 0.50% Floor	8.25%	01/24/29	435,182
	Specialized Consumer Services – 0.3%
381,592	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	10.27%	01/31/28	320,697
	Specialized Finance – 0.9%
262,642	Radiate Holdco, LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	8.27%	09/25/26	218,159
683,545	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	8.95%	01/08/27	654,706
				872,865
	Specialty Stores – 1.0%
607,735	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. SOFR + 3.25%, 0.75% Floor	8.41%	03/03/28	600,102
375,561	Petsmart, Inc., Initial Term Loan B, 1 Mo. SOFR + 3.75%, 0.75% Floor	8.83%	02/12/28	374,387
				974,489
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software – 2.2%
$846,891	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.77%	10/02/25	$837,893
527,958	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor	8.65%-12.65%	06/13/24	504,630
85,734	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.77%	04/16/25	85,668
76,028	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.77%	04/16/25	75,969
724,851	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.77%	04/16/25	724,221
				2,228,381
	Trading Companies & Distributors – 0.7%
718,932	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.52%	06/04/28	687,648
42,843	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.58%	06/04/28	40,986
				728,634
	Wireless Telecommunication Services – 3.2%
3,247,433	SBA Senior Finance II, LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.78%	04/11/25	3,248,358
	Total Senior Floating-Rate Loan Interests			64,480,842
	(Cost $65,913,527)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 24.9%
	Aerospace & Defense – 0.1%
111,000	TransDigm, Inc. (c)	6.75%	08/15/28	112,864
	Application Software – 0.3%
456,000	GoTo Group, Inc. (c)	5.50%	09/01/27	257,186
	Broadcasting – 3.0%
533,000	Gray Television, Inc. (c)	7.00%	05/15/27	432,341
785,000	iHeartCommunications, Inc.	8.38%	05/01/27	518,757
625,000	iHeartCommunications, Inc. (c)	4.75%	01/15/28	487,429
758,000	Nexstar Media, Inc. (c)	5.63%	07/15/27	712,683
63,000	Sinclair Television Group, Inc. (c)	5.13%	02/15/27	54,164
657,000	Sirius XM Radio, Inc. (c)	3.13%	09/01/26	588,692
272,000	Univision Communications, Inc. (c)	6.63%	06/01/27	262,253
				3,056,319
	Cable & Satellite – 4.7%
2,712,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (c)	5.13%	05/01/27	2,563,083
433,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (c)	6.38%	09/01/29	411,896
200,000	CSC Holdings, LLC (c)	11.25%	05/15/28	199,516
3,001,000	CSC Holdings, LLC (c)	5.75%	01/15/30	1,534,243
				4,708,738
	Casinos & Gaming – 0.7%
50,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (c)	4.63%	01/15/29	43,824

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming (Continued)
$860,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (c)	6.75%	01/15/30	$697,452
				741,276
	Health Care Facilities – 3.5%
342,000	HCA, Inc.	5.88%	02/15/26	347,450
107,000	HCA, Inc.	5.38%	09/01/26	107,836
676,000	Select Medical Corp. (c)	6.25%	08/15/26	662,844
85,000	Tenet Healthcare Corp.	4.88%	01/01/26	83,834
1,085,000	Tenet Healthcare Corp.	6.25%	02/01/27	1,081,081
358,000	Tenet Healthcare Corp.	5.13%	11/01/27	347,803
429,000	Tenet Healthcare Corp.	4.63%	06/15/28	407,017
547,000	Tenet Healthcare Corp.	6.13%	10/01/28	531,360
				3,569,225
	Health Care Services – 1.1%
50,000	DaVita, Inc. (c)	4.63%	06/01/30	43,599
1,816,000	Global Medical Response, Inc. (c)	6.50%	10/01/25	1,118,774
				1,162,373
	Health Care Technology – 0.7%
692,000	Verscend Escrow Corp. (c)	9.75%	08/15/26	699,279
	Insurance Brokers – 4.9%
1,109,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (c)	6.75%	10/15/27	1,036,703
223,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	202,557
2,419,000	AssuredPartners, Inc. (c)	7.00%	08/15/25	2,397,749
1,348,000	HUB International Limited (c)	7.00%	05/01/26	1,343,759
				4,980,768
	Integrated Telecommunication Services – 0.5%
10,000	Zayo Group Holdings, Inc. (c)	4.00%	03/01/27	7,582
748,000	Zayo Group Holdings, Inc. (c)	6.13%	03/01/28	478,949
				486,531
	Managed Health Care – 0.1%
139,000	MPH Acquisition Holdings, LLC (c)	5.75%	11/01/28	88,047
	Movies & Entertainment – 0.0%
43,000	Live Nation Entertainment, Inc. (c)	6.50%	05/15/27	43,541
	Paper Packaging – 0.8%
586,000	Graham Packaging Co., Inc. (c)	7.13%	08/15/28	510,565
282,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC (c)	4.00%	10/15/27	254,154
				764,719
	Restaurants – 1.0%
977,000	IRB Holding Corp. (c)	7.00%	06/15/25	989,940
	Specialized Finance – 0.1%
118,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (c)	4.50%	09/15/26	91,957
	Systems Software – 3.4%
258,000	Boxer Parent Co., Inc. (c)	9.13%	03/01/26	252,672
250,000	Oracle Corporation	6.15%	11/09/29	265,401
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Systems Software (Continued)
$3,036,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	$2,942,691
				3,460,764
	Total Corporate Bonds and Notes			25,213,527
	(Cost $28,937,622)
FOREIGN CORPORATE BONDS AND NOTES – 3.0%
	Application Software – 0.9%
1,019,000	Open Text Corporation (c)	3.88%	02/15/28	904,724
	Auto Parts & Equipment – 0.1%
110,000	Clarios Global L.P./Clarios US Finance Co. (c)	8.50%	05/15/27	110,850
	Building Products – 1.4%
1,398,000	Cemex S.A.B. de C.V. (c)	7.38%	06/05/27	1,451,201
28,000	Cemex S.A.B. de C.V. (c)	5.45%	11/19/29	26,873
				1,478,074
	Data Processing & Outsourced Services – 0.4%
485,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (c)	4.00%	06/15/29	379,505
	Environmental & Facilities Services – 0.2%
72,000	GFL Environmental, Inc. (c)	3.75%	08/01/25	69,693
114,000	GFL Environmental, Inc. (c)	4.00%	08/01/28	104,164
				173,857
	Total Foreign Corporate Bonds and Notes			3,047,010
	(Cost $3,099,488)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (d) (e)	25,027
	(Cost $306,038)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp., no expiration date (e) (f)	16,254
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (f) (g) (h)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (f) (g) (h)	0
		0
	Total Rights	16,254
	(Cost $23,097)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
97,523	Cineworld Group PLC (Crown), expiring 11/23/25 (e) (f) (i)	3,370
	(Cost $0)

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 7.4%
7,457,742	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (j)	$7,457,742
	(Cost $7,457,742)
	Total Investments – 99.0%	100,243,772
	(Cost $105,737,514)
	Net Other Assets and Liabilities – 1.0%	969,181
	Net Assets – 100.0%	$101,212,953

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $24,569,998 or 24.3% of net assets.
(d)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(h)	This security’s value was determined using significant unobservable inputs. (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of April 30, 2023.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 64,480,842	$ —	$ 64,480,842	$ —
Corporate Bonds and Notes*	25,213,527	—	25,213,527	—
Foreign Corporate Bonds and Notes*	3,047,010	—	3,047,010	—
Common Stocks*	25,027	—	25,027	—
Rights:
Electric Utilities	16,254	—	16,254	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	3,370	—	3,370	—
Money Market Funds	7,457,742	7,457,742	—	—
Total Investments	$ 100,243,772	$ 7,457,742	$ 92,786,030	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $105,737,514)	$ 100,243,772
Cash	30,565
Receivables:
Investment securities sold	847,475
Interest	740,835
Fund shares sold	133,785
Prepaid expenses	1,375
Total Assets	101,997,807
LIABILITIES:
Payables:
Fund shares redeemed	333,129
Investment securities purchased	261,940
Audit and tax fees	42,006
Investment advisory fees	31,274
Transfer agent fees	28,920
Distributions	24,543
Administrative fees	19,062
12b-1 distribution and service fees	11,628
Trustees’ fees and expenses	6,050
Custodian fees	5,707
Commitment fees	3,730
Shareholder reporting fees	1,236
Financial reporting fees	732
Legal fees	485
Registration fees	435
Unrealized depreciation on unfunded loan commitments	12,226
Other liabilities	1,751
Total Liabilities	784,854
NET ASSETS	$101,212,953
NET ASSETS consist of:
Paid-in capital	$ 128,650,940
Par value	56,607
Accumulated distributable earnings (loss)	(27,494,594)
NET ASSETS	$101,212,953
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $14,451,086 and 808,448 shares of beneficial interest issued and outstanding)	$17.88
Maximum sales charge (3.50% of offering price)	0.65
Maximum offering price to public	$18.53
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $10,539,111 and 589,875 shares of beneficial interest issued and outstanding)	$17.87
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $76,222,756 and 4,262,420 shares of beneficial interest issued and outstanding)	$17.88
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Interest	$ 4,147,688
Dividends	7
Other	1,850
Total investment income	4,149,545
EXPENSES:
Investment advisory fees	373,644
Transfer agent fees	73,206
12b-1 distribution and/or service fees:
Class A	18,319
Class C	52,819
Excise tax expense	50,000
Administrative fees	44,056
Audit and tax fees	34,307
Registration fees	31,484
Commitment fees	25,223
Shareholder reporting fees	23,613
Legal fees	15,131
Custodian fees	9,628
Trustees’ fees and expenses	9,105
Financial reporting fees	4,587
Other	12,444
Total expenses	777,566
Fees waived by the investment advisor	(81,591)
Net expenses	695,975
NET INVESTMENT INCOME (LOSS)	3,453,570
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(1,627,220)
Net change in unrealized appreciation (depreciation) on:
Investments	3,020,649
Unfunded loan commitments	22,929
Net change in unrealized appreciation (depreciation)	3,043,578
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,416,358
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,869,928

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 3,453,570	$ 6,887,729
Net realized gain (loss)	(1,627,220)	(9,198,257)
Net change in unrealized appreciation (depreciation)	3,043,578	(7,557,370)
Net increase (decrease) in net assets resulting from operations	4,869,928	(9,867,898)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(447,930)	(709,509)
Class C Shares	(283,389)	(431,527)
Class I Shares	(2,863,220)	(5,379,706)
Total distributions to shareholders from investment operations	(3,594,539)	(6,520,742)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	7,410,485	59,292,753
Proceeds from shares reinvested	3,443,958	6,302,421
Cost of shares redeemed	(49,290,260)	(80,634,975)
Net increase (decrease) in net assets resulting from capital transactions	(38,435,817)	(15,039,801)
Total increase (decrease) in net assets	(37,160,428)	(31,428,441)
NET ASSETS:
Beginning of period	138,373,381	169,801,822
End of period	$101,212,953	$138,373,381
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class A Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 17.70	$ 19.57	$ 18.91	$ 19.31	$ 19.62	$ 20.00
Income from investment operations:
Net investment income (loss) (a)	0.52	0.80	0.67	0.67	0.86	0.84
Net realized and unrealized gain (loss)	0.20	(1.91)	0.62	(0.28)	(0.32)	(0.33)
Total from investment operations	0.72	(1.11)	1.29	0.39	0.54	0.51
Distributions paid to shareholders from:
Net investment income	(0.54)	(0.76)	(0.63)	(0.71)	(0.85)	(0.87)
Return of capital	—	—	—	(0.08)	—	(0.02)
Total distributions	(0.54)	(0.76)	(0.63)	(0.79)	(0.85)	(0.89)
Net asset value, end of period	$17.88	$17.70	$19.57	$18.91	$19.31	$19.62
Total return (b)	4.12%	(5.78)%	6.83%	2.11%	2.82%	2.61%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 14,451	$ 15,996	$ 17,823	$ 22,510	$ 37,836	$ 57,982
Ratio of total expenses to average net assets	1.49% (c)	1.27%	1.21%	1.25%	1.23%	1.19%
Ratio of net expenses to average net assets	1.35% (c) (d)	1.26% (d)	1.21%	1.25%	1.23%	1.19%
Ratio of net investment income (loss) to average net assets	5.88% (c)	4.30%	3.40%	3.56%	4.39%	4.22%
Portfolio turnover rate	16%	54%	90%	88%	37%	97%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.25%.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class C Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 17.69	$ 19.56	$ 18.90	$ 19.30	$ 19.60	$ 19.98
Income from investment operations:
Net investment income (loss) (a)	0.45	0.65	0.52	0.53	0.71	0.69
Net realized and unrealized gain (loss)	0.21	(1.90)	0.62	(0.28)	(0.31)	(0.33)
Total from investment operations	0.66	(1.25)	1.14	0.25	0.40	0.36
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.62)	(0.48)	(0.58)	(0.70)	(0.73)
Return of capital	—	—	—	(0.07)	—	(0.01)
Total distributions	(0.48)	(0.62)	(0.48)	(0.65)	(0.70)	(0.74)
Net asset value, end of period	$17.87	$17.69	$19.56	$18.90	$19.30	$19.60
Total return (b)	3.74%	(6.49)%	6.04%	1.35%	2.11%	1.85%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 10,539	$ 10,962	$ 16,375	$ 15,629	$ 20,802	$ 23,625
Ratio of total expenses to average net assets	2.24% (c)	2.02%	1.96%	2.00%	1.98%	1.94%
Ratio of net expenses to average net assets	2.10% (c) (d)	2.01% (d)	1.96%	2.00%	1.98%	1.94%
Ratio of net investment income (loss) to average net assets	5.12% (c)	3.49%	2.65%	2.79%	3.68%	3.47%
Portfolio turnover rate	16%	54%	90%	88%	37%	97%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.00%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
Class I Shares		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 17.71	$ 19.59	$ 18.93	$ 19.33	$ 19.63	$ 20.00
Income from investment operations:
Net investment income (loss) (a)	0.55	0.84	0.72	0.72	0.91	0.89
Net realized and unrealized gain (loss)	0.19	(1.92)	0.61	(0.28)	(0.31)	(0.32)
Total from investment operations	0.74	(1.08)	1.33	0.44	0.60	0.57
Distributions paid to shareholders from:
Net investment income	(0.57)	(0.80)	(0.67)	(0.75)	(0.90)	(0.92)
Return of capital	—	—	—	(0.09)	—	(0.02)
Total distributions	(0.57)	(0.80)	(0.67)	(0.84)	(0.90)	(0.94)
Net asset value, end of period	$17.88	$17.71	$19.59	$18.93	$19.33	$19.63
Total return (b)	4.22%	(5.58)%	7.09%	2.37%	3.13%	2.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 76,223	$ 111,415	$ 135,604	$ 130,798	$ 101,163	$ 150,564
Ratio of total expenses to average net assets	1.22% (c)	1.02%	0.96%	1.00%	0.98%	0.94%
Ratio of net expenses to average net assets	1.08% (c) (d)	1.01% (d)	0.96%	1.00%	0.98%	0.94%
Ratio of net investment income (loss) to average net assets	6.13% (c)	4.52%	3.65%	3.78%	4.67%	4.47%
Portfolio turnover rate	16%	54%	90%	88%	37%	97%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.00%.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund seeks to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities and bank loans that are rated below-investment grade or unrated. High yield debt securities are below-investment grade debt securities, commonly known as “junk bonds.” For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on

(1)	The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the most recent price provided by a pricing service;
2)	the fundamental business data relating to the borrower/issuer;
3)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
4)	the type, size and cost of the security;
5)	the financial statements of the issuer;
6)	the credit quality and cash flow of the issuer;
7)	the information as to any transactions in or offers for the security;
8)	the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;
9)	the coupon payments;
10)	the quality, value and salability of collateral, if any, securing the security;
11)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
12)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
13)	the borrower’s/issuer’s competitive position within the industry;
14)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
15)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021. Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the FCA’s March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At April 30, 2023, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than the unfunded commitments discussed below).
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Other” under Investment Income on the Statement of Operations. As of April 30, 2023, the Fund had the following unfunded loan commitment:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$ 214,290	$ 213,735	$ 201,509	$ (12,226)
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.94	$306,038	$25,027	0.00%
E. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholder as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$6,520,742
Capital gains	—
Return of capital	—

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
As of October 31, 2022, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$1,161,365
Undistributed capital gains	—
Total undistributed earnings	1,161,365
Accumulated capital and other losses	(21,166,414)
Net unrealized appreciation (depreciation)	(8,764,934)
Total accumulated earnings (losses)	(28,769,983)
Other	—
Paid-in capital	167,143,364
Total net assets	$138,373,381
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the Fund had non-expiring net capital loss carryforwards for federal income tax purposes of $21,166,414.
Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$105,737,514	$299,844	$(5,793,586)	$(5,493,742)
G. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2024 and then from exceeding 1.35% from March 1, 2024 to February 28, 2033 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust are subject to recovery on the Fund’s class level, if applicable, by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waivers and expense reimbursement for the six months ended April 30, 2023 and the expenses borne by First Trust subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Year Ended October 31, 2022	Six Months Ended April 30, 2023	Total
$ 81,591	$ —	$ 16,381	$ 81,591	$ 97,972
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Value	Shares	Value
Sales:
Class A	57,250	$ 1,022,317	181,529	$ 3,449,363
Class C	13,414	239,705	36,404	674,587
Class I	343,705	6,148,463	2,924,228	55,168,803
Total Sales	414,369	$ 7,410,485	3,142,161	$ 59,292,753
Dividend Reinvestment:
Class A	22,724	$ 406,166	35,812	$ 661,490
Class C	14,662	261,937	20,945	387,094
Class I	155,326	2,775,855	283,864	5,253,837
Total Dividend Reinvestment	192,712	$ 3,443,958	340,621	$ 6,302,421

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Value	Shares	Value
Redemptions:
Class A	(175,440)	$ (3,125,513)	(224,137)	$ (4,179,869)
Class C	(57,998)	(1,035,797)	(274,679)	(5,140,699)
Class I	(2,528,254)	(45,128,950)	(3,840,065)	(71,314,407)
Total Redemptions	(2,761,692)	$ (49,290,260)	(4,338,881)	$ (80,634,975)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2023, were $18,783,883 and $55,849,299, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement with BNYM (the “BNYM Line of Credit”) to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. These fees are reflected on the Statement of Operations in the “Commitment fees” line item. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2023 (Unaudited)
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee.
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds.  The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds (including the Fund), monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the Program to have one, and any material changes to the Program.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day.  Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured.  No fund with a highly liquid investment minimum breached that minimum during the reporting period.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Managed
Municipal Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Managed Municipal Fund
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Managed Municipal Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Managed Municipal Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Managed Municipal Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Managed Municipal Fund
“AT A GLANCE”
As of April 30, 2023 (Unaudited)
Fund Statistics
First Trust Managed Municipal Fund	Net Asset Value (NAV)
Class I (CWAIX)	$20.27

Credit Quality(1)	% of Total Investments (including cash)
AAA	6.3%
AA	38.8
A	25.9
BBB	14.5
BB	3.2
B	0.6
Not Rated	8.3
Short Rated Only	0.5
Cash	1.9
Total	100.0%
Sector Allocation	% of Total Investments (including cash)
Insured	10.6%
Hospital	9.6
Industrial Development Bond	9.3
Utility	8.9
Airport	7.5
Gas	7.4
Government Obligation Bond - Unlimited Tax	7.1
Certificates of Participation	6.0
Dedicated Tax	5.2
Education	3.8
Continuing Care Retirement Communities	3.8
Water & Sewer	3.6
Toll Road	3.3
Government Obligation Bond - Limited Tax	3.0
Special Assessment	2.4
Higher Education	1.8
Tax Increment	1.4
Tobacco	1.1
Housing	0.8
Pre-refunded/Escrowed-to-maturity	0.6
Port	0.4
Local Housing	0.3
Student Loan	0.2
Cash	1.9
Total	100.0%

Dividend Distributions	I Shares
Current Monthly Distribution per Share(2)	$ 0.0575
Current Distribution Rate on NAV(3)	3.40%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Most recent distribution paid through April 30, 2023. Subject to change in the future.
(3)	Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by NAV as of April 30, 2023. Subject to change in the future.

First Trust Managed Municipal Fund
“AT A GLANCE” (Continued)
As of April 30, 2023 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Bloomberg Municipal Bond 5-15 Year Index from 6/15/2022 through 4/30/2023.

Performance as of April 30, 2023
	I Shares Inception 6/15/2022	Bloomberg Municipal Bond 5-15 Year Index*
Cumulative Total Returns	w/o sales charge	w/o sales charge
6 Months	6.62%	7.44%
Since Inception	3.59%	4.92%
30-Day SEC Yield(4)	3.11%	N/A
* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance. Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particulary meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
(4)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Managed Municipal Fund
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Managed Municipal Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
Tom Byron, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since June 14, 2022.

First Trust Managed Municipal Fund
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of the First Trust Managed Municipal Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022 - 4/30/2023 (a)	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Expenses Paid During Period 11/1/2022 - 4/30/2023 (a)	Annualized Expense Ratios (b)
Class I	$ 1,000.00	$ 1,066.20	$ 2.56	$ 1,000.00	$ 1,022.32	$ 2.51	0.50%

(a)	Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).
(b)	The expense ratio reflects an expense cap. The Fund’s expense ratio reflects an additional waiver. See Note 3 in the Notes to Financial Statements.

First Trust Managed Municipal Fund
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.1%
	Alabama – 1.8%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$498,716
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	532,546
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 6/01/29)	5.25%	02/01/53	531,428
				1,562,690
	Arizona – 2.0%
465,000	AZ Brd of Rgts, Ser A	5.00%	07/01/39	515,976
500,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	4.00%	07/01/29	481,950
750,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada At Pusch Ridge Proj, Ser A (a)	6.25%	11/15/35	757,481
				1,755,407
	Arkansas – 0.3%
250,000	AR Dev Fin Auth Envrnmntl Rev Green Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	249,616
	California – 11.3%
600,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	606,379
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	842,740
500,000	CA St Hlth Facs Fing Auth Rev Stanford Hlth Care, Ser A	5.00%	08/15/54	512,215
750,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	718,015
375,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	376,799
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	505,435
500,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	500,196
250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	262,591
250,000	CA St Stwd Cmntys Dev Auth Mfh Rev Var Adams Boulevard & Harvard Gardens Apartments Sub, Ser L-1 (Mandatory put 03/01/24)	3.50%	03/01/26	248,103
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	509,964
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,151,688
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	28,656
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	259,993
475,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/33	535,093
675,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AGM	5.00%	09/01/35	777,282
275,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Ref Subord Arpt Rev Bonds, Ser B	5.00%	07/01/37	311,279
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	516,342
400,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/39	464,155

See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$605,000	Tustin CA Cmnty Facs Dist Spltax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/37	$626,409
				9,753,334
	Colorado – 2.3%
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,067,782
500,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	448,524
500,000	Murphy Creek Met Dist #5 CO Sr Bonds, Ser A	6.00%	12/01/52	487,150
				2,003,456
	Connecticut – 2.5%
330,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/26	337,484
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	990,829
250,000	CT St Spl Tax Oblig Rev Transprtn Infra Purp, Ser A	5.00%	07/01/36	291,041
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	500,062
				2,119,416
	Florida – 3.9%
500,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	530,831
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	348,513
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Assmnt Area 1 Proj (a)	4.00%	05/01/40	448,496
400,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	435,159
250,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Jupiter Med Ctr Proj, Ser A	5.00%	11/01/34	269,233
285,000	Pasco Cnty FL Sch Brd, Ser A, AGM, COPS	5.00%	08/01/37	319,239
750,000	Saint Lucie Cnty FL Poll Control Rev Var Ref FL Pwr & Lt Co Proj (b)	4.00%	09/01/28	750,000
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	253,414
				3,354,885
	Georgia – 5.1%
1,250,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory Put 03/06/26)	3.88%	10/01/32	1,256,626
740,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/30	784,375
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	498,070
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	1,069,037
400,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/37	443,849
335,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/29	376,534
				4,428,491
	Hawaii – 1.1%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	517,437
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Sys Rev, Ser A	3.00%	07/01/41	432,548
				949,985
	Idaho – 0.6%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	540,765
	Illinois – 5.5%
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	813,138
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$465,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser C	5.00%	01/01/38	$481,812
500,000	IL St	5.50%	05/01/39	547,661
1,000,000	IL St Fin Auth Rev Var Ref Northshore Edward Elmhurst Hlth Cred Grp, Ser D (b)	3.75%	08/15/57	1,000,000
250,000	IL St, Ser A	5.50%	03/01/47	273,635
410,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/35	471,445
1,025,000	Sangamon Menard Etc Cntys IL Cmnty Sch Dist #8, Ser A	5.00%	02/15/38	1,125,035
				4,712,726
	Indiana – 4.3%
1,000,000	IN St Fin Auth Econ Dev Rev Rep Svcs Inc Proj Remk, AMT (Mandatory put 06/01/23)	4.00%	12/01/37	999,876
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	532,658
500,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	498,718
500,000	Rockport IN Poll Control Rev Ref Aep Generating Company Proj Remk, Ser A	3.13%	07/01/25	490,931
500,000	Rockport IN Poll Control Rev Ref Aep Generating Company Proj Remk, Ser B	3.13%	07/01/25	490,931
700,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	720,553
				3,733,667
	Iowa – 0.6%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	502,247
	Kansas – 0.3%
235,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections And Parks & Rec Projs	5.00%	09/01/33	276,058
	Kentucky – 1.9%
580,000	KY St Property & Bldgs Commn Revs Proj #124, Ser A, AGM	5.00%	11/01/37	641,864
1,000,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (b)	4.85%	08/01/61	1,000,000
				1,641,864
	Louisiana – 1.4%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	453,184
500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 07/01/26)	4.05%	06/01/37	497,776
250,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	236,607
				1,187,567
	Maryland – 1.6%
335,000	MD St Dept of Transprtn Consol Transprtn 2nd Issue	5.00%	10/01/29	362,750
1,000,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,017,815
				1,380,565
	Michigan – 2.0%
1,300,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.25%	07/01/33	1,393,514

See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$355,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	5.00%	02/15/37	$374,820
				1,768,334
	Minnesota – 0.8%
650,000	Alexandria MN Indep Sch Dist #206 Ref Sch Bldg, Ser B	5.00%	02/01/24	658,797
	Mississippi – 0.6%
500,000	MS St Hosp Equipment & Facs Auth Ref Adj Baptist Memorial Hlth Care Corp Remk, Ser A-2 (Mandatory put 08/30/23)	3.15%	09/01/36	498,660
	Missouri – 0.6%
500,000	Saint Louis Cnty MO Spl Oblg Convention Ctr, Ser A	5.25%	12/01/38	552,779
	Nevada – 1.9%
620,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/29	659,986
1,000,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr Co Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,008,044
				1,668,030
	New Jersey – 4.0%
1,630,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/23	1,633,708
180,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	178,378
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	625,770
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	535,095
500,000	NJ St Turnpike Auth Turnpike Rev, Ser A	5.00%	01/01/32	511,545
				3,484,496
	New Mexico – 1.6%
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM San Juan Proj Remk, Ser D (Mandatory put 06/01/23)	1.10%	06/01/40	997,162
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	420,002
				1,417,164
	New York – 8.6%
475,000	Build NYC Res Corp NY Rev Global Cmnty Chrt Sch Proj, Ser A	5.00%	06/15/42	465,239
295,000	Build NYC Res Corp NY Rev Social Bond E Harlem Scholars Acdmy Chrt Sch Proj (a)	5.75%	06/01/42	303,614
750,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	772,662
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	427,855
700,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	699,004
500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	535,569
250,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	288,620
500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	506,188
500,000	NY NY Subser B-1, Ser B	5.25%	10/01/40	577,459
775,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/42	849,818
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	471,520
375,000	Westhill NY Centrl Sch Dist, BANS	4.00%	06/28/23	375,247
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,130,207
				7,403,002
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina – 1.6%
$850,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	$896,764
500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	506,804
				1,403,568
	Ohio – 2.2%
500,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	466,757
500,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	462,243
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	467,320
500,000	OH St Hosp Rev Var Ref Hosps Hlth Sys Inc, Ser B (b)	4.10%	01/15/45	500,000
				1,896,320
	Oregon – 2.7%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	443,847
270,000	OR St Dept of Transprtn Hwy User Tax Rev Subord Lien, Ser A	5.00%	11/15/39	301,922
955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	1,057,544
500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	516,378
				2,319,691
	Pennsylvania – 6.1%
515,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/37	554,040
500,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	493,368
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	480,678
500,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	498,530
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	1,113,623
340,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Ser A	5.00%	12/01/46	369,186
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	836,977
450,000	Philadelphia PA, Ser A	4.00%	05/01/41	442,612
500,000	Southcentrl PA Gen Auth Rev Var Ref Wellspan Hlth Oblig Grp Remk, Ser C (b)	3.80%	06/01/37	500,000
				5,289,014
	Puerto Rico – 1.5%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	687,950
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	77,220
531,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	495,055
				1,260,225
	South Carolina – 2.3%
1,000,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev, Ser A (Mandatory put 02/01/24)	4.00%	10/01/48	1,001,801
355,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	342,559
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	617,400
				1,961,760

See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee – 1.3%
$500,000	Met Govt Nashville & Davidson Cnty TN, Ser A	4.00%	01/01/37	$525,014
500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	554,695
				1,079,709
	Texas – 7.8%
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	4.00%	02/15/36	506,792
200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/35	227,103
550,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	585,559
400,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser B	5.00%	01/01/33	442,897
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	430,798
410,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	476,306
300,000	Cotulla TX Indep Sch Dist	5.00%	02/15/34	347,743
500,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.00%	09/01/33	553,453
545,000	Fulshear Muni Util Dist No 3A TX, BAM	5.00%	09/01/39	566,313
190,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	205,487
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/39	262,775
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	556,799
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (a)	5.13%	09/01/42	491,435
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	842,936
245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	282,390
				6,778,786
	Utah – 1.5%
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (a)	5.75%	03/01/42	503,890
700,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/35	817,167
				1,321,057
	West Virginia – 0.6%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	500,994
	Wisconsin – 0.6%
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	539,315
	Wyoming – 2.3%
785,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Powers Brd Ref Electrical System Proj	5.25%	06/01/37	893,189
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Powers Brd Ref Electrical System Proj	5.25%	06/01/40	1,116,960
				2,010,149
Total Investments – 97.1%	83,964,589
(Cost $82,885,411)
Net Other Assets and Liabilities – 2.9%	2,478,927
Net Assets – 100.0%	$86,443,516

See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	2	Jun 2023	$ (230,401)	$(7,312)
Ultra 10-Year U.S. Treasury Notes	Short	9	Jun 2023	(1,093,696)	(10,969)
				$(1,324,097)	$(18,281)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $6,103,389 or 7.1% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
COPS	Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 83,964,589	$ —	$ 83,964,589	$ —

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (18,281)	$ (18,281)	$ —	$ —

*	See Portfolio of Investments for state breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Managed Municipal Fund
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $82,885,411)	$ 83,964,589
Cash	1,521,461
Cash segregated as collateral for open futures contracts	33,012
Restricted Cash	106,647
Receivables:
Interest	1,164,109
Fund shares sold	26,014
Common Shares issued under the Dividend Reinvestment Plan	3,181
Prepaid expenses	19,425
Total Assets	86,838,438
LIABILITIES:
Payables:
Fund shares redeemed	315,825
Audit and tax fees	28,820
Investment advisory fees	19,270
Variation margin	8,300
Registration fees	6,157
Trustees’ fees and expenses	6,035
Transfer agent fees	3,578
Interest and fees on loan	2,418
Administrative fees	1,935
Custodian fees	774
Shareholder reporting fees	764
Financial reporting fees	732
Legal fees	182
Other liabilities	132
Total Liabilities	394,922
NET ASSETS	$86,443,516
NET ASSETS consist of:
Paid-in capital	$ 85,458,254
Par value	42,648
Accumulated distributable earnings (loss)	942,614
NET ASSETS	$86,443,516
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $86,443,516 and 4,264,838 shares of beneficial interest issued and outstanding)	$20.27
See Notes to Financial Statements

First Trust Managed Municipal Fund
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Interest	$ 1,438,445
Other	504
Total investment income	1,438,949
EXPENSES:
Investment advisory fees	192,667
Audit and tax fees	21,820
Administrative fees	18,326
Registration fees	13,910
Shareholder reporting fees	9,973
Trustees’ fees and expenses	9,085
Transfer agent fees	8,879
Legal fees	7,818
Commitment fees	7,181
Financial reporting fees	4,587
Custodian fees	3,217
Other	2,836
Total expenses	300,299
Fees waived by the investment advisor	(107,631)
Net expenses	192,668
NET INVESTMENT INCOME (LOSS)	1,246,281
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(100,700)
Futures contracts	(66,471)
Net realized gain (loss)	(167,171)
Net change in unrealized appreciation (depreciation) on:
Investments	3,094,468
Futures contracts	(18,281)
Net change in unrealized appreciation (depreciation)	3,076,187
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,909,016
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,155,297

See Notes to Financial Statements

First Trust Managed Municipal Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Period Ended 10/31/2022 (a)
OPERATIONS:
Net investment income (loss)	$ 1,246,281	$ 358,243
Net realized gain (loss)	(167,171)	(41,548)
Net change in unrealized appreciation (depreciation)	3,076,187	(2,015,290)
Net increase (decrease) in net assets resulting from operations	4,155,297	(1,698,595)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(1,302,695)	(211,393)
Total distributions to shareholders from investment operations	(1,302,695)	(211,393)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	48,219,639	50,683,853
Proceeds from shares reinvested	1,302,695	214,555
Cost of shares redeemed	(13,400,104)	(1,519,736)
Net increase (decrease) in net assets resulting from capital transactions	36,122,230	49,378,672
Total increase (decrease) in net assets	38,974,832	47,468,684
NET ASSETS:
Beginning of period	47,468,684	—
End of period	$86,443,516	$47,468,684

(a)	The fund was initially seeded and commenced operations on June 15, 2022.
See Notes to Financial Statements

First Trust Managed Municipal Fund
Financial Highlights
For a Share outstanding throughout each period
Class I Shares	Six Months Ended 4/30/2023 (Unaudited)	Period Ended 10/31/2022 (a)
Net asset value, beginning of period	$ 19.33	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	0.32	0.21
Net realized and unrealized gain (loss)	0.96	(0.78)
Total from investment operations	1.28	(0.57)
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.10)
Net asset value, end of period	$20.27	$19.33
Total return (c)	6.62%	(2.84)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 86,444	$ 47,469
Ratio of total expenses to average net assets	0.78% (d)	1.41% (d)
Ratio of net expenses to average net assets	0.50% (d)	0.50% (d)
Ratio of net investment income (loss) to average net assets	3.23% (d)	2.76% (d)
Portfolio turnover rate	25%	10%

(a)	Class I Shares were initially seeded and commenced operations on June 15, 2022.
(b)	Based on average shares outstanding.
(c)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(d)	Annualized.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
1. Organization
First Trust Managed Municipal Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a non-diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers one class of shares: Class I.
The Fund’s primary investment objective is to generate current income that is exempt from federal income taxes and its secondary objective is long term capital appreciation. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal debt securities that pay interest that is exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2023, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $33,012 is shown as “Cash segregated as collateral for open futures contracts” on the Statements of Assets and Liabilities.
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal period ended October 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$—
Capital gains	—
Tax-exempt income	211,393
Return of capital	—
As of October 31, 2022, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$141,811
Undistributed capital gains	—
Total undistributed earnings	141,811
Accumulated capital and other losses	(41,548)
Net unrealized appreciation (depreciation)	(2,010,251)
Total accumulated earnings (losses)	(1,909,988)
Other	—
Paid-in capital	49,378,672
Total net assets	$47,468,684
E. Income Taxes
The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the Fund had non-expiring net capital loss carryforwards for federal income tax purposes of $41,548.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended October 31, 2022, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2022 remains open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$82,885,411	$1,377,209	$(316,312)	$1,060,897

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
F. Expenses
The Fund pays all expenses directly related to its operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.50% of the Fund’s average net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse expenses to the extent necessary through June 14, 2024, to prevent the Fund’s Total Annual Operating Expenses (excluding interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.65% of the average daily net assets of Class I shares of the Fund (the “Expense Cap”). Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived, or (iii) the current Expense Cap. Additionally, pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.15% of average daily net assets through June 14, 2024. The waiver agreement may be terminated by action of the Board of Trustees at any time upon 60 days’ written notice by the Trust, on behalf of the Fund, or by First Trust only after June 14, 2024. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the fiscal period ended April 30, 2023 and the expenses borne by First Trust and subject to recovery were as follows:
Advisory Fee Waiver	Expense Reimbursement	Period Ended October 31, 2022	Six Months Ended April 30, 2023	Total
$ 49,831	$ —	$ 98,726	$ 49,831	$ 148,557
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2023		Period Ended October 31, 2022
	Shares	Value	Shares	Value
Sales:
Class I	2,410,678	$ 48,219,639	2,521,332	$ 50,683,853
Total Sales	2,410,678	$ 48,219,639	2,521,332	$ 50,683,853
Dividend Reinvestment:
Class I	64,520	$ 1,302,695	10,939	$ 214,555
Total Dividend Reinvestment	64,520	$ 1,302,695	10,939	$ 214,555
Redemptions:
Class I	(666,059)	$ (13,400,104)	(75,993)	$ (1,519,736)
Total Redemptions	(666,059)	$ (13,400,104)	(75,993)	$ (1,519,736)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2023, were $56,386,387 and $17,440,404, respectively.
6. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 18,281
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(66,471)
Net change in unrealized appreciation (depreciation) on futures contracts	(18,281)
During the six months ended April 30, 2023, the notional value of futures contracts opened and closed were $9,232,740 and $10,538,556, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement with BNYM (the “BNYM Line of Credit”) to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. These fees are reflected on the Statement of Operations in the “Commitment fees” line item. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

(1)The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Additional Information
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will

Additional Information (Continued)
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust Managed Municipal Fund
April 30, 2023 (Unaudited)
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 10, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 10, 2023

* Print the name and title of each signing officer under his or her signature.